UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number  811-07763

LITMAN GREGORY FUNDS TRUST
(Exact name of registrant as specified in charter)

4 Orinda Way, Suite 200-D, Orinda, California 94563
(Address of principal executive offices) (Zip code)

Kenneth E. Gregory
4 Orinda Way, Suite 200-D
Orinda, CA 94563
(Name and address of agent for service)

Copies to:

Mitchell Nichter, Esq.
Paul Hastings LLP
55 Second Street, 24th Floor
San Francisco, California 94105

(925) 254-8999
 Registrant's telephone number, including area code

Date of fiscal year end: December 31, 2012

Date of reporting period:  March 31, 2012

Item 1. Schedule of Investments.

Litman Gregory Masters Equity Fund
SCHEDULE OF INVESTMENTS IN SECURITIES at March 31, 2012 (Unaudited)

Shares		Value
COMMON STOCKS: 96.9%
Consumer Discretionary: 15.7%
21,630	Amazon.com, Inc. *	$4,380,291
1,150,640	Coldwater Creek, Inc. *	1,334,742
73,000	Comcast Corp.	2,154,230
136,000	DIRECTV - Class A *	6,710,240
44,330	Guess?, Inc.	1,385,313
217,500	HSN, Inc.	8,271,525
191,000	Interpublic Group of Companies, Inc.	2,179,310
43,850	Las Vegas Sands Corp.	2,524,445
136,500	Lear Corp.	6,345,885
850,000	Li & Fung Ltd.	1,950,865
84,000	Lumber Liquidators Holdings, Inc. *	2,109,240
81,000	New Oriental Education & Technology Group - ADR *	2,224,260
39,330	Steven Madden Ltd. *	1,681,357
15,300	VF Corp.	2,233,494
155,000	Walt Disney Co. (The)	6,785,900
		52,271,097
Consumer Staples: 0.5%
17,620	Costco Wholesale Corp.	1,599,896

Energy: 9.5%
25,000	Anadarko Petroleum Corp.	1,958,500
173,900	Canadian Natural Resources Ltd.	5,770,002
143,100	Cenovus Energy, Inc.	5,143,014
323,000	Chesapeake Energy Corp.	7,483,910
18,440	EOG Resources, Inc.	2,048,684
23,800	National Oilwell Varco, Inc.	1,891,386
49,000	Newfield Exploration Co. *	1,699,320
56,500	Schlumberger Ltd.	3,951,045
32,500	Whiting Petroleum Corp. *	1,764,750
		31,710,611
Finance: 22.8%
24,457	Alleghany Corp. *	8,048,799
185,800	American Express Co.	10,750,388
140,000	AON Plc *	6,868,400
508,200	Bank of New York Mellon Corp.	12,262,866
44,100	BB&T Corp.	1,384,299
56	Berkshire Hathaway, Inc. - Class A *	6,826,400
100,000	Blackstone Group L.P. (The)	1,594,000
338,000	BM&FBovespa S.A.	2,085,824
318,000	CapitalSource, Inc.	2,098,800
130,840	CBRE Group, Inc. *	2,611,566
474,000	Cheung Kong Holdings Ltd. - ADR	6,095,640
16,700	Fairfax Financial Holdings Ltd.	6,723,231
128,000	Loews Corp.	5,103,360
95,500	Wells Fargo & Co.	3,260,370
		75,713,943
Health Care, Pharmaceuticals & Biotechnology: 8.6%
20,000	Allergan, Inc.	1,908,600
287,500	Health Management Associates, Inc. *	1,932,000
186,500	Health Net, Inc. *	7,407,780
98,400	Impax Laboratories, Inc. *	2,418,672
3,700	Intuitive Surgical, Inc. *	2,004,475
23,400	Johnson & Johnson	1,543,464
82,600	Merck & Co., Inc.	3,171,840
226,500	Omnicare, Inc.	8,056,605
		28,443,436
Industrials: 10.9%
75,600	ACS Actividades de Construccion y Servicios S.A.	1,934,523
119,300	Atlas Air Worldwide Holdings, Inc. *	5,870,753
83,000	Babcock & Wilcox Company (The)*	2,137,250
8,650	FANUC Corp.	1,540,763
59,000	FedEx Corp.	5,425,640
107,000	Hertz Global Holdings, Inc. *	1,609,280
42,000	Hochtief AG	2,547,664
80,800	Iron Mountain, Inc.	2,327,040
79,000	Quad / Graphics, Inc.	1,098,100
97,700	Snap-on, Inc.	5,956,769
51,890	Spirit AeroSystems Holdings, Inc. *	1,269,229
90,000	Tetra Tech, Inc. *	2,372,400
52,200	United Rentals, Inc. *	2,238,858
		36,328,269
Materials: 2.6%
58,200	Agnico-Eagle Mines Ltd.	1,942,716
46,800	Cabot Corp.	1,997,424
590,554	Cemex S.A.B. de C.V. - ADR	4,582,696
		8,522,836
Technology: 24.5%
35,700	Accenture Plc	2,302,650
15,100	Apple, Inc.	9,051,997
77,530	Broadcom Corp.	3,046,929
264,000	Broadridge Financial Solutions, Inc.	6,312,240
185,600	Cadence Design Systems, Inc. *	2,197,504
143,000	Corning, Inc.	2,013,440
513,000	Dell, Inc. *	8,515,800
100,000	Digimarc Corp. *	2,794,000
62,400	eBay, Inc. *	2,301,936
6,250	Equinix, Inc. *	984,063
113,600	Finisar Corp. *	2,289,040
79,140	Fortinet, Inc. *	2,188,221
7,950	Google, Inc. - Class A *	5,097,858
257,400	Infinera Corp. *	2,090,088
62,000	Jack Henry & Associates, Inc.	2,115,440
94,140	Juniper Networks, Inc. *	2,153,923
90,500	Molex, Inc.	2,122,225
25,500	OpenTable, Inc. *	1,031,985
38,800	QUALCOMM, Inc.	2,639,176
21,500	Salesforce.com, Inc. *	3,321,965
337,000	Symmetricom, Inc. *	1,944,490
110,100	Vantiv, Inc. *	2,161,263
91,200	Visa, Inc. - Class A	10,761,600
146,000	Yahoo!, Inc. *	2,222,120
		81,659,953
Telecommunication Services: 1.8%
239,165	Level 3 Communications, Inc. *	6,153,715

TOTAL COMMON STOCKS
	(cost $278,347,258)	322,403,756

Principal
Amount		Value
SHORT-TERM INVESTMENTS: 3.6%
REPURCHASE AGREEMENTS: 3.6%
$11,982,000	FICC, 0.010%, 03/30/2012, due 04/02/2012
	[collateral: par value $12,215,000, Federal Home Loan Bank, 0.875%, 08/22/2012;
	Federal Home Loan Bank, 0.1800%, due 08/30/2012; value $12,242,104] (proceeds $11,982,000)	11,982,000

TOTAL REPURCHASE AGREEMENTS
	(cost $11,982,000)	11,982,000

TOTAL SHORT-TERM INVESTMENTS
	(cost $11,982,000)	11,982,000

TOTAL INVESTMENTS IN SECURITIES
	(cost $290,329,258): 100.5%	334,385,756

Liabilities in excess of other Assets: (0.5%)		(1,774,335)

Net Assets: 100.0%		$332,611,421

Percentages are stated as a percent of net assets.

ADR	American Depository Receipt
*	Non-Income Producing Security

The cost basis of investments for federal income tax purposes at March 31, 2012 was as follows*:

Cost of investments	$290,329,258
Gross unrealized appreciation	73,876,373
Gross unrealized depreciation	(29,819,875)
Net unrealized appreciation	$44,056,498

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year's federal income tax information, please refer to the Notes to Financial
Statements section in the Fund's most recent semi-annual or annual report.

Litman Gregory Masters Equity Fund

The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs)
and the Funds' own market assumptions (unobservable inputs). These inputs are used in determining the value of each Fund's investments and are summarized in the following fair value hierarchy:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Other significant observable inputs (including quoted prices for  similar securities, interest rates, foreign exchange rates, and fair value estimates for foreign securities indices).

Level 3 - Significant unobservable inputs (including the Funds' own assumptions in determining fair value of investments).

The following table provides the fair value measurements of applicable Fund assets by level within the fair value hierarchy for each Fund as of March 31, 2012. These assets are measured on a recurring basis.

Description	Level 1 - Quoted prices in active markets for identical assets	Level 2 - Significant other observable inputs	Level 3 - Significant unobservable inputs	Total
Equity
Common Stock	$309,501,160	$-	$-	$309,501,160
Depository Receipts	$12,902,596	$-	$-	$12,902,596
Total Equity	$322,403,756	$-	$-	$322,403,756
Short-Term Investments	$-	$11,982,000	$-	$11,982,000
Total Investments in Securities	$322,403,756	$11,982,000	$-	$334,385,756
Other Financial instruments*	$-	$-	$-	$-

*Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards, swaps contracts, and written options.  Futures, forwards, and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument while written options are valued at market value.

There are no significant transfers between Level 1 and Level 2 for all of the funds as of March 31, 2012.

Litman Gregory Masters International Fund
SCHEDULE OF INVESTMENTS IN SECURITIES at March 31, 2012 (Unaudited)

Shares		Value
COMMON STOCKS: 94.2%
Argentina: 0.8%
132,023	MercadoLibre, Inc.	$12,910,529

Australia: 0.8%
3,102,556	QR National Ltd.	11,997,821

Belgium: 1.5%
322,556	Anheuser-Busch InBev N.V.	23,561,564

Brazil: 4.7%
954,300	BR Malls Participacoes S.A.	12,464,476
1,569,290	BRF - Brasil Foods S.A.	31,017,042
2,722,100	Cyrela Brazil Realty S.A. Empreedimentos e Participacoes	24,136,332
1,606,442	GP Investments Ltd. - BDR*	4,542,208
		72,160,058
Canada: 3.3%
899,100	Kinross Gold Corp.	8,774,561
482,170	Potash Corp. of Saskatchewan, Inc.	22,030,347
1,254,786	Viterra, Inc.	19,982,629
		50,787,537
China: 1.5%
156,700	Baidu, Inc. - ADR *	22,842,159

Denmark: 2.9%
324,411	Novo Nordisk A/S	44,907,311

France: 6.9%
325,832	Nexans S.A.	21,989,078
403,000	Publicis Groupe S.A.	22,212,628
712,853	Schneider Electric S.A.	46,567,656
253,000	Vallourec S.A.	16,024,744
		106,794,106
Germany: 10.9%
126,411	Allianz SE	15,081,317
272,100	Bayerische Motoren Werke AG	24,465,757
756,178	Daimler AG	45,586,421
119,800	Fresenius SE & Co. KGaA	12,282,977
104,683	Linde AG	18,781,783
134,982	Muenchener Rueckversicherungs AG	20,348,077
476,174	SAP AG	33,246,220
		169,792,552
Greece: 0.3%
280,601	Titan Cement Co. S.A.	5,182,221

Hong Kong: 6.3%
13,971,000	AIA Group Ltd.	51,192,961
1,215,000	Cheung Kong Holdings Ltd.	15,695,592
10,472,000	China Unicom Hong Kong Ltd.	17,668,571
4,791,000	Galaxy Entertainment Group Ltd. *	13,235,915
		97,793,039
Ireland: 0.9%
1,150,000	Fly Leasing Ltd. - ADR	14,041,500

Israel: 1.0%
356,900	Teva Pharmaceutical Industries Ltd. - ADR	16,081,914

Japan: 11.0%
431,200	Canon, Inc.	20,457,344
10,602,000	Daiwa Securities Group, Inc.	42,065,813
124,900	FANUC CORP.	22,247,552
326,000	Ibiden Co. Ltd.	8,373,985
2,175,000	Ichiyoshi Securities Co. Ltd.	15,359,461
540,900	Mitsubishi Corp.	12,601,201
1,228,000	Mitsui Fudosan Co. Ltd.	23,587,017
521,200	ROHM Co., Ltd.	25,833,914
		170,526,287
Netherlands: 1.1%
1,981,737	ING Groep N.V. *	16,508,001

Poland: 1.5%
11,398,616	Netia S.A.	23,452,057

Russia: 1.6%
896,962	Yandex N.V. *	24,101,369

South Korea: 4.8%
303,280	LG Corp.	17,398,350
105,207	NCSoft Corp.	27,809,449
25,521	Samsung Electronics Co. Ltd.	28,718,305
		73,926,104
Spain: 2.8%
2,934,205	Banco Santander S.A.	22,575,804
1,837,600	Ferrovial S.A.	21,117,107
		43,692,911
Sweden: 1.0%
315,563	Elekta AB	15,968,277

Switzerland: 9.0%
489,500	Adecco S.A.	25,650,418
1,037,000	Credit Suisse Group AG	29,559,641
252,801	Pargesa Holding S.A.	18,176,242
228,068	Roche Holdings AG	39,693,661
496,340	Transocean Ltd.	27,149,798
		140,229,760
Taiwan: 0.9%
25,908,341	Yuanta Financial Holding Co. Ltd.	13,474,496

United Kingdom: 17.0%
753,599	BG Group Plc	17,444,115
439,813	BHP Billiton Plc	13,411,355
461,848	British American Tobacco Plc	23,260,476
1,388,315	British Sky Broadcasting Group Plc	15,002,885
2,237,062	Carpetright Plc	24,514,641
591,700	Delphi Automotive Plc *	18,697,720
1,615,000	Diageo Plc	38,790,650
2,610,247	Resolution Ltd.	10,903,378
4,781,853	Segro Plc	17,948,757
513,468	Shire Plc	16,580,774
27,111,728	Taylor Wimpey Plc	22,320,529
553,683	Tullow Oil Plc	13,515,754
433,158	Whitbread Plc	12,768,718
1,080,947	Xstrata Plc	18,455,071
		263,614,823
United States: 1.7%
739,200	Hewlett-Packard Co.	17,615,136
245,423	Sensata Technologies Holding N.V. *	8,216,762
		25,831,898
TOTAL COMMON STOCKS
	(cost $1,385,300,347)	1,460,178,294

Principal
Amount		Value
SHORT-TERM INVESTMENTS: 5.2%
REPURCHASE AGREEMENTS: 5.2%
$80,172,000	FICC, 0.010%, 03/30/2012, due 04/02/2012
[collateral: par value $81,580,000, Federal Home Loan Bank, 0.875%, 08/22/2012;
Federal Home Loan Bank, 0.1800%, due 08/30/2012; value $81,786,030]
(proceeds $81,172,000)		$80,172,000

TOTAL REPURCHASE AGREEMENTS
(cost $80,172,000)		80,172,000

TOTAL SHORT-TERM INVESTMENTS
(cost $80,172,000)		80,172,000

TOTAL INVESTMENTS IN SECURITIES
(cost $1,465,472,347): 99.4%		1,540,350,294

Other Assets and Liabilities: 0.6%		10,646,837

Net Assets: 100.0%		$1,550,997,131

Percentages are stated as a percent of net assets.

ADR	American Depository Receipt
BDR	Brazilian Depository Receipt
*	Non-Income Producing Security

The cost basis of investments for federal income tax purposes at March 31, 2012 was as follows*:

Cost of investments	$1,465,472,347
Gross unrealized appreciation	169,499,824
Gross unrealized depreciation	(94,621,877)
Net unrealized appreciation	$74,877,947

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year's federal income tax information, please refer to the Notes to Financial
Statements section in the Fund's most recent semi-annual or annual report.

Sector	Net Assets

Consumer Discretionary	14.4%
Consumer Staples	8.8%
Energy	3.8%
Finance	21.2%
Health Care & Pharmaceuticals	9.4%
Industrials	14.1%
Materials	5.6%
Technology	14.3%
Telecom	2.6%
Cash and Other Assets	5.8%
Net Assets	100.0%

Litman Gregory Masters International Fund

The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs)
and the Funds' own market assumptions (unobservable inputs). These inputs are used in determining the value of each Fund's investments and are summarized in the following fair value hierarchy:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Other significant observable inputs (including quoted prices for  similar securities, interest rates, foreign exchange rates, and fair value estimates for foreign securities indices).

Level 3 - Significant unobservable inputs (including the Funds' own assumptions in determining fair value of investments).

The following table provides the fair value measurements of applicable Fund assets by level within the fair value hierarchy for each Fund as of March 31, 2012. These assets are measured on a recurring basis.

Description	Level 1 - Quoted prices in active markets for identical assets	Level 2 - Significant other observable inputs	Level 3 - Significant unobservable inputs	Total
Equity
Common Stock	$130,721,661	$1,237,492,095	$-	$1,368,213,756
Depository Receipts	$52,965,573	$21,050,208	$-	$74,015,781
Real Estate Inestment Trusts	$-	$17,948,757	$-	$17,948,757
Total Equity	$183,687,234	$1,276,491,060	$-	$1,460,178,294
Short-Term Investments	$-	$80,172,000	$-	$80,172,000
Total Investments in Securities	$183,687,234	$1,356,663,060	$-	$1,540,350,294
Other Financial instruments*	$2,303,642	$-	$-	$2,303,642

*Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards, swaps contracts, and written options.  Futures, forwards, and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument while written options are valued at market value.

There are no significant transfers between Level 1 and Level 2 for all of the funds as of March 31, 2012.

Litman Gregory Masters International Fund

FAS 161 - Disclosures about Derivative Instruments and Hedging Activities

At March 31, 2012, the Fund had entered into "position hedge" forward currency exchange contracts that obligated the Fund to deliver and receive specified amounts of currencies at a specified future date. The contracts combined had net unrealized appreciation of $2,254,022 as of March 31, 2012. The terms of the open contracts are as follows:

						Asset Derivatives	Liability Derivatives
Settlement			U.S. $ Value at		U.S. $ Value at	Unrealized	Unrealized
Date		Fund Receiving	March 31, 2012	Fund Delivering	March 31, 2012	Appreciation	Depreciation
8/1/2012	27,020,300	Euro Currency	$35,411,184	U.S. Dollar	$36,055,592	$-	$(644,408)
9/19/2012	860,000,000	U.S. Dollar	10,453,998	Japanese Yen	11,131,245	-	(677,247)
9/19/2012	555,000,000	U.S. Dollar	6,746,476	Japanese Yen	7,161,290	-	(414,814)
9/19/2012	340,000,000	U.S. Dollar	4,132,976	Japanese Yen	4,249,894	-	(116,918)
9/19/2012	610,000,000	Japanese Yen	8,041,022	U.S. Dollar	7,415,045	625,977	-
9/19/2012	820,000,000	Japanese Yen	10,741,842	U.S. Dollar	9,967,766	774,076	-
9/19/2012	3,067,000,000	Japanese Yen	40,275,772	U.S. Dollar	37,281,875	2,993,897	-
12/19/2012	21,500,000	Swiss Franc	23,623,518	U.S. Dollar	23,910,059	-	(286,541)

			$139,426,788		$137,172,766	$4,393,950	$(2,139,928)

Litman Gregory Masters Value Fund
SCHEDULE OF INVESTMENTS IN SECURITIES at March 31, 2012 (Unaudited)

Shares		Value
COMMON STOCKS: 97.5%
Consumer Discretionary: 16.5%
46,000	Comcast Corp.	$1,357,460
82,000	DIRECTV - Class A *	4,045,880
30,000	Discovery Communications, Inc. *	1,406,400
51,000	H&R Block, Inc.	839,970
59,800	HSN, Inc.	2,274,194
70,000	Liberty Interactive Corp. *	1,336,300
42,300	TRW Automotive Holdings Corp. *	1,964,835
49,000	Walt Disney Co. (The)	2,145,220
		15,370,259
Consumer Staples: 9.6%
66,720	CVS Caremark Corp.	2,989,056
76,149	Imperial Tobacco Group Plc	3,085,903
75,119	Kraft Foods, Inc.	2,855,273
		8,930,232
Energy: 8.7%
39,600	Cenovus Energy, Inc.	1,423,224
123,000	Chesapeake Energy Corp.	2,849,910
90,430	Marathon Oil Corp.	2,866,631
27,000	Newfield Exploration Co. *	936,360
		8,076,125
Financials: 17.9%
45,470	ACE Ltd.	3,328,404
49,000	AON Plc *	2,403,940
88,000	Bank of New York Mellon Corp.	2,123,440
26,000	Capital One Financial Corp.	1,449,240
130,000	Cheung Kong Holdings Ltd. - ADR	1,671,800
7,200	Fairfax Financial Holdings Ltd.	2,898,639
31,000	JPMorgan Chase & Co.	1,425,380
20,470	Morgan Stanley	402,031
582,570	RSA Insurance Group Plc	974,136
		16,677,010
Health Care, Pharmaceuticals & Biotechnology: 11.5%
18,720	Cigna Corp.	921,960
51,900	Health Net, Inc. *	2,061,468
88,890	Medtronic, Inc.	3,483,599
54,520	Merck & Co., Inc.	2,093,568
61,000	Omnicare, Inc.	2,169,770
		10,730,365
Industrials: 6.3%
49,000	ACS Actividades de Construccion y Servicios S.A.	1,253,857
28,200	Atlas Air Worldwide Holdings, Inc. *	1,387,722
17,500	FedEx Corp.	1,609,300
27,200	Snap-on, Inc.	1,658,384
		5,909,263
Materials: 3.5%
282,910	Cemex S.A.B. de C.V. - ADR	2,195,383
44,147	ThyssenKrupp AG	1,098,768
		3,294,151
Technology: 15.1%
70,800	Broadridge Financial Solutions, Inc.	1,692,828
75	Comdisco Holding Co., Inc.	399
300,000	Dell, Inc. *	4,980,000
37,500	eBay, Inc. *	1,383,375
50,000	Intel Corp.	1,405,500
38,400	TE Connectivity Ltd.	1,411,200
39,500	Texas Instruments, Inc.	1,327,595
16,100	Visa, Inc. - Class A	1,899,800
		14,100,697
Telecommunication Services: 5.9%
107,266	Level 3 Communications, Inc. *	2,759,954
984,460	Vodafone Group Plc	2,710,013
		5,469,967
Utilities: 2.5%
95,500	E. ON AG	2,287,108

TOTAL COMMON STOCKS
	(cost $77,144,635)	90,845,177

TOTAL INVESTMENTS IN SECURITIES
	(cost $77,144,635): 97.5%	90,845,177

Other Assets and Liabilities: 2.5%		2,371,012

Net Assets: 100.0%		$93,216,189

Percentages are stated as a percent of net assets.

ADR	American Depository Receipt
*	Non-Income Producing Security

The cost basis of investments for federal income tax purposes at March 31, 2012 was as follows*:

Cost of investments	$77,144,635
Gross unrealized appreciation	23,005,603
Gross unrealized depreciation	(9,305,061)
Net unrealized appreciation	$13,700,542

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year's federal income tax information, please refer to the Notes to Financial
Statements section in the Fund's most recent semi-annual or annual report.

Litman Gregory Masters Value Fund

The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs)
and the Funds' own market assumptions (unobservable inputs). These inputs are used in determining the value of each Fund's investments and are summarized in the following fair value hierarchy:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Other significant observable inputs (including quoted prices for  similar securities, interest rates, foreign exchange rates, and fair value estimates for foreign securities indices).

Level 3 - Significant unobservable inputs (including the Funds' own assumptions in determining fair value of investments).

The following table provides the fair value measurements of applicable Fund assets by level within the fair value hierarchy for each Fund as of March 31, 2012. These assets are measured on a recurring basis.

Description	Level 1 - Quoted prices in active markets for identical assets	Level 2 - Significant other observable inputs	Level 3 - Significant unobservable inputs	Total
Equity
Common Stock	$86,977,994	$-	$-	$86,977,994
Depository Receipts	$3,867,183	$-	$-	$3,867,183
Total Equity	$90,845,177	$-	$-	$90,845,177
Total Investments in Securities	$90,845,177	$-	$-	$90,845,177
Other Financial instruments*	$(121,494)	$-	$-	$(121,494)

*Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards, swaps contracts, and written options.  Futures, forwards, and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument while written options are valued at market value.

There are no significant transfers between Level 1 and Level 2 for all of the funds as of March 31, 2012.

Litman Gregory Masters Value Fund

FAS 161 - Disclosures about Derivative Instruments and Hedging Activities

At March 31, 2012, the Fund had entered into "position hedge" forward currency exchange contracts that obligated the Fund to deliver and receive specified amounts of currencies at a specified future date. The contracts combined had net unrealized depreciation of ($121,494) as of March 31, 2012. The terms of the open contracts are as follows:

						Asset Derivatives	Liability Derivatives
Settlement			U.S. $ Value at		U.S. $ Value at	Unrealized	Unrealized
Date		Fund Receiving	March 31, 2012	Fund Delivering	March 31, 2012	Appreciation	Depreciation
5/21/2012	3,804,724	Pound Sterling	$6,016,144	U.S. Dollars	$6,080,291	$-	$(64,147)
7/17/2012	2,442,861	Euro Currency	3,202,054	U.S. Dollars	3,259,401	-	(57,347)

			$9,218,198		$9,339,692	$-	$(121,494)

Litman Gregory Masters Smaller Companies Fund
SCHEDULE OF INVESTMENTS IN SECURITIES at March 31, 2012 (Unaudited)

Shares		Value
COMMON STOCKS: 86.2%
Consumer Discretionary: 13.1%
10,000	Coinstar, Inc. *	$635,500
58,000	Dana Holding Corp.	899,000
295,000	dELiA*s, Inc. *	413,000
12,700	Foot Locker, Inc.	394,335
15,500	Genesco, Inc. *	1,110,575
35,000	HSN, Inc.	1,331,050
40,000	Liberty Interactive Corp. *	763,600
42,500	Lumber Liquidators Holdings, Inc. *	1,067,175
25,500	Shutterfly, Inc. *	798,915
13,000	Signet Jewelers Ltd.	614,640
11,900	Time Warner Cable, Inc.	969,850
23,448	Vitamin Shoppe, Inc. *	1,036,636
		10,034,276
Consumer Staples: 4.4%
246,000	Central Garden and Pet Co. *	2,368,980
91,500	Roundy's, Inc. *	979,050
		3,348,030
Energy: 11.9%
20,000	Approach Resources, Inc. *	739,000
9,600	Atwood Oceanics, Inc. *	430,944
10,379	Baker Hughes, Inc.	435,295
450,000	Carbon Natural Gas Co. *	355,500
30,300	Carrizo Oil & Gas, Inc. *	856,278
6,800	Ensco Plc - ADR	359,924
18,600	Helmerich & Payne, Inc.	1,003,470
25,000	Mitcham Industries, Inc. *	561,500
11,787	OYO Geospace Corp. *	1,241,525
14,300	Patterson-UTI Energy, Inc.	247,247
17,700	Petroleum Development Corp. *	656,493
18,400	Rosetta Resources, Inc. * (a)	897,184
38,800	Rowan Companies, Inc. *	1,277,684
		9,062,044
Financials: 9.0%
7,968	Affiliated Managers Group, Inc. *	890,902
103,000	CNO Financial Group, Inc. *	801,340
54,700	Fifth Third Bancorp	768,535
28,975	MarketAxess Holdings, Inc.	1,080,478
70,000	Symetra Financial Corp.	807,100
5,000	White Mountains Insurance Group Ltd.	2,508,600
		6,856,955
Health Care: 6.4%
13,816	Air Methods Corp. *	1,205,446
37,500	Greatbatch, Inc. *	919,500
47,500	Impax Laboratories, Inc. *	1,167,550
11,821	MWI Veterinary Supply, Inc. *	1,040,248
19,700	PAREXEL International Corp. *	531,309
		4,864,053
Industrials: 11.7%
19,400	Alaska Air Group, Inc. *	694,908
39,400	Babcock & Wilcox Company (The)*	1,014,550
19,575	BE Aerospace, Inc. *	909,650
19,634	Clean Harbors, Inc. *	1,321,957
77,000	Delta Air Lines, Inc. *	763,070
45,145	Mistras Group, Inc. *	1,075,354
229,500	Taser International, Inc. *	996,030
34,300	Trinity Industries, Inc.	1,130,185
24,000	United Rentals, Inc. *	1,029,360
		8,935,064
Information Technology: 26.5%
21,591	ACI Worldwide, Inc. *	869,469
31,100	Arrow Electronics, Inc. *	1,305,267
20,800	Avago Technologies Ltd.	810,576
39,300	Avnet, Inc. *	1,430,127
54,000	Booz Allen Hamilton Holding Corp.	919,620
167,000	Brocade Communications Systems, Inc. *	960,250
89,400	Cadence Design Systems, Inc. *	1,058,496
50,000	CoreLogic, Inc. *	816,000
120,000	Global Cash Access Holdings, Inc. *	936,000
72,602	Heartland Payment Systems, Inc.	2,093,842
92,000	InfoSpace, Inc. *	1,178,520
7,800	InterDigital, Inc.	271,908
17,055	IPG Photonics Corp. *	887,713
26,300	Molex, Inc.	616,735
10,500	NetApp, Inc. *	470,085
40,000	Omnivision Technologies, Inc. *	800,000
32,752	Synchronoss Technologies, Inc. *	1,045,444
9,000	Tessera Technologies, Inc.	155,250
17,164	Ultimate Software Group, Inc. *	1,257,778
37,000	Vantiv, Inc. *	726,310
41,500	Western Digital Corp. *	1,717,685
		20,327,075
Materials: 3.2%
21,500	Cabot Corp.	917,620
18,300	Carpenter Technology Corp.	955,809
120,000	Spartech Corp. *	585,600
		2,459,029
TOTAL COMMON STOCKS
	(cost $50,583,534)	65,886,526

Principal
Amount		Value
SHORT-TERM INVESTMENTS: 13.2%
REPURCHASE AGREEMENTS: 13.2%
$10,052,000	FICC, 0.010%, 03/30/2012, due 04/02/2012
	[collateral: par value $10,250,000, Federal Home Loan Bank, 0.875%, 08/22/2012;
	Federal Home Loan Bank, 0.1800%, due 08/30/2012; value $10,267,749] (proceeds $10,052,000)	$10,052,000

TOTAL REPURCHASE AGREEMENTS
	(cost $10,052,000)	10,052,000

TOTAL SHORT-TERM INVESTMENTS
	(cost $10,052,000)	10,052,000

TOTAL INVESTMENTS IN SECURITIES
(cost $60,635,534): 99.4%	75,938,526

Other Assets and Liabilities: 0.6%	451,164

Net Assets: 100.0%	$76,389,690

Percentages are stated as a percent of net assets.

ADR	American Depository Receipt
*	Non-Income Producing Security
(a)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. The security has been deemed liquid by the Trust's Board of Trustees.

The cost basis of investments for federal income tax purposes at March 31, 2012 was as follows*:

Cost of investments	$60,635,534
Gross unrealized appreciation	16,288,095
Gross unrealized depreciation	(985,103)
Net unrealized appreciation	$15,302,992

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year's federal income tax information, please refer to the Notes to Financial
Statements section in the Fund's most recent semi-annual or annual report.

Litman Gregory Masters Smaller Companies Fund

The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs)
and the Funds' own market assumptions (unobservable inputs). These inputs are used in determining the value of each Fund's investments and are summarized in the following fair value hierarchy:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Other significant observable inputs (including quoted prices for  similar securities, interest rates, foreign exchange rates, and fair value estimates for foreign securities indices).

Level 3 - Significant unobservable inputs (including the Funds' own assumptions in determining fair value of investments).

The following table provides the fair value measurements of applicable Fund assets by level within the fair value hierarchy for each Fund as of March 31, 2012. These assets are measured on a recurring basis.

Description	Level 1 - Quoted prices in active markets for identical assets	Level 2 - Significant other observable inputs	Level 3 - Significant unobservable inputs	Total
Equity
Common Stock	$64,629,418	$897,184	$-	$65,526,602
Depository Receipts	$359,924	$-	$-	$359,924
Total Equity	$64,989,342	$897,184	$-	$65,886,526
Short-Term Investments	$-	$10,052,000	$-	$10,052,000
Total Investments in Securities	$64,989,342	$10,949,184	$-	$75,938,526
Other Financial instruments*	$-	$-	$-	$-

*Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards, swaps contracts, and written options.  Futures, forwards, and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument while written options are valued at market value.

There are no significant transfers between Level 1 and Level 2 for all of the funds as of March 31, 2012.

Litman Gregory Masters Focused Opportunities Fund
SCHEDULE OF INVESTMENTS IN SECURITIES at March 31, 2012 (Unaudited)

Shares		Value
COMMON STOCKS: 95.0%
Consumer Discretionary: 4.0%
12,300	Amazon.com, Inc. *	$2,490,873

Consumer Staples: 14.1%
133,340	CVS Caremark Corp.	5,973,632
75,656	Kraft Foods, Inc.	2,875,684
		8,849,316
Energy: 13.8%
80,580	Canadian Natural Resources Ltd.	2,673,644
113,998	Marathon Oil Corp.	3,613,737
34,000	Schlumberger Ltd.	2,377,620
		8,665,001
Financials: 26.5%
8,740	Alleghany Corp. *	2,876,334
62,480	American Express Co.	3,615,093
113,899	Bank of New York Mellon Corp.	2,748,383
420,300	BM&FBovespa S.A.	2,593,704
76,400	Loews Corp.	3,046,068
49,860	Wells Fargo & Co.	1,702,220
		16,581,802
Health Care: 4.2%
67,800	Merck & Co., Inc.	2,603,520

Materials: 2.6%
64,280	ThyssenKrupp AG	1,599,856

Technology: 21.0%
6,600	Apple, Inc.	3,956,502
41,800	QUALCOMM, Inc.	2,843,236
21,300	Salesforce.com, Inc. *	3,291,063
25,800	Visa, Inc. - Class A	3,044,400
		13,135,201
Telecommunication Services: 5.2%
1,186,870	Vodafone Group Plc	3,267,205

Utilities: 3.6%
94,010	E.ON AG	2,251,424

TOTAL COMMON STOCKS
	(cost $49,577,074)	59,444,198

TOTAL INVESTMENTS IN SECURITIES
	(cost $49,577,074): 95.0%	59,444,198

Other Assets and Liabilities: 5.0%		3,116,781

Net Assets: 100.0%		$62,560,979

Percentages are stated as a percent of net assets.

*	Non-Income Producing Security

The cost basis of investments for federal income tax purposes at March 31, 2012 was as follows*:

Cost of investments	$49,577,074
Gross unrealized appreciation	14,973,465
Gross unrealized depreciation	(5,106,341)
Net unrealized depreciation	$9,867,124

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year's federal income tax information, please refer to the Notes to Financial
Statements section in the Fund's most recent semi-annual or annual report.

Litman Gregory Masters Focused Opportunities Fund

The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs)
and the Funds' own market assumptions (unobservable inputs). These inputs are used in determining the value of each Fund's investments and are summarized in the following fair value hierarchy:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Other significant observable inputs (including quoted prices for  similar securities, interest rates, foreign exchange rates, and fair value estimates for foreign securities indices).

Level 3 - Significant unobservable inputs (including the Funds' own assumptions in determining fair value of investments).

The following table provides the fair value measurements of applicable Fund assets by level within the fair value hierarchy for each Fund as of March 31, 2012. These assets are measured on a recurring basis.

Description	Level 1 - Quoted prices in active markets for identical assets	Level 2 - Significant other observable inputs	Level 3 - Significant unobservable inputs	Total
Equity
Common Stock	$59,444,198	$-	$-	$59,444,198
Total Equity	$59,444,198	$-	$-	$59,444,198
Total Investments in Securities	$59,444,198	$-	$-	$59,444,198
Other Financial instruments*	$(97,110)	$-	$-	$(97,110)

*Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards, swaps contracts, and written options.  Futures, forwards, and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument while written options are valued at market value.

There are no significant transfers between Level 1 and Level 2 for all of the funds as of March 31, 2012.

Litman Gregory Masters Focused Opportunities Fund

FAS 161 - Disclosures about Derivative Instruments and Hedging Activities

At March 31, 2012, the Fund had entered into "position hedge" forward currency exchange contracts that obligated the Fund to deliver and receive specified amounts of currencies at a specified future date. The contracts combined had net unrealized depreciation of ($97,110) as of March 31, 2012. The terms of the open contracts are as follows:

						Asset Derivatives	Liability Derivatives
Settlement			U.S. $ Value at		U.S. $ Value at	Unrealized	Unrealized
Date		Fund Receiving	March 31, 2012	Fund Delivering	March 31, 2012	Appreciation	Depreciation
5/21/2012	1,850,199	Pound Sterling	$2,925,590	U.S. Dollars	$2,956,784	$-	$(31,194)
7/17/2012	2,807,886	Euro Currency	3,680,520	U.S. Dollars	3,746,436	-	(65,916)

			$6,606,110		$6,703,220	$-	$(97,110)

Litman Gregory Masters Alternative Strategies Fund
SCHEDULE OF INVESTMENTS IN SECURITIES at March 31, 2012 (Unaudited)

Shares		Value
COMMON STOCKS: 30.6%
Consumer Discretionary: 2.3%
49,561	Adams Golf, Inc. *	$531,790
24,570	Archipelago Learning, Inc. *	273,218
11,399	Astral Media, Inc.	553,720
47,362	Billabong International Ltd.	136,505
12,000	Interpublic Group of Companies, Inc. (The)	136,920
12,400	Lowe's Companies, Inc.	389,112
93,729	Midas, Inc. *	1,076,009
25,192	O'Charleys, Inc. *	247,889
31,482	Pep Boys - Manny, Moe & Jack (The) *	469,711
521,993	Proton Holdings Bhd	935,447
10,160	Renault S.A.	535,479
50,500	WPP Plc	689,832
		5,975,632
Consumer Staples: 2.5%
2,000	Altria Group, Inc.	61,740
3,100	Anheuser-Busch InBev N.V. - ADR	225,432
20,500	CVS Caremark Corp.	918,400
210,304	Goodman Fielder Ltd.	150,443
3,800	Henkel AG & Co. KGaA	237,141
250	Philip Morris International, Inc.	22,153
187,400	Tesco Plc	988,607
8,100	Unilever N.V. - ADR	275,586
124,018	Viterra, Inc.	1,975,002
10,100	Walgreen Co.	338,249
21,500	Wal-Mart Stores, Inc.	1,315,800
		6,508,553
Energy: 3.9%
2,200	Apache Corp.	220,968
27,200	Canadian Natural Resources Ltd.	902,496
1,000	Chevron Corp.	107,240
249,828	Cove Energy Plc *	856,660
79,786	El Paso Corp.	2,357,676
1,262	Energy Transfer Equity L.P.	50,859
11,300	Ensco Plc - ADR	598,109
2,000	Exxon Mobil Corp.	173,460
37,462	Flint Energy Services Ltd. *	934,441
65,454	Ithaca Energy, Inc. *	208,342
809	Kinder Morgan, Inc.	31,268
114,845	Midway Energy Ltd. *	504,649
6,300	Occidental Petroleum Corp.	599,949
9,000	Rowan Companies, Inc. *	296,370
2,425	Royal Dutch Shell Plc - ADR	170,065
33,794	SilverBirch Energy Corp. *	324,731
34,600	Superior Energy Services, Inc. *	912,056
4,049	Total S.A. - ADR	206,985
10,794	Whitehaven Coal Ltd.	63,115
29,640	WPX Energy, Inc.*	533,816
		10,053,255
Financials: 4.5%
5,421	Alleghany Corp. *	1,784,051
22,000	American International Group, Inc. *	678,260
40,200	AON Plc. *	1,972,212
16,600	Bank of America Corp.	158,862
18,100	Bank of New York Mellon Corp.	436,753
10,600	CIT Group, Inc. *	437,144
5,700	Citigroup, Inc.	208,335
35,853	Delphi Financial Group, Inc.	1,605,139
52,373	Encore Bancshares, Inc. *	1,066,838
7,500	Groupe Bruxelles Lambert S.A.	580,451
274	Osaka Securities Exchange Co. Ltd.	1,527,671
14,869	Pacific Capital Bancorp N.A. *	678,175
9,200	Schroders Plc	182,368
4,000	Travelers Companies, Inc. (The)	236,800
		11,553,059
Health Care: 3.9%
1,500	Bristol Myers Squibb Co.	50,625
22,400	Covidien Plc	1,224,832
1,300	GlaxoSmithKline Plc - ADR	58,383
28,200	Illumina, Inc. *	1,483,602
62,398	ISTA Pharmaceuticals, Inc. *	562,206
11,200	Johnson & Johnson	738,752
33,864	Medco Health Solutions, Inc. *	2,380,640
12,700	Omnicare, Inc.	451,739
1,300	Roche Holdings AG	226,256
9,900	Thermo Fisher Scientific, Inc.	558,162
15,400	WellPoint, Inc.	1,136,520
12,164	Zoll Medical Corp. *	1,126,751
		9,998,468
Industrials: 3.8%
34,900	Clarkson Plc	733,654
2,295,760	ERA Mining Machinery Ltd. *	251,331
122,418	Flanders Corp. *	537,415
13,520	Goodrich Corp.	1,695,948
69,300	Kverneland ASA *	127,295
72,800	Orkla ASA	575,236
76,079	RSC Holdings, Inc. *	1,718,625
8,100	Thales S.A. *	303,075
11,708	Thomas & Betts Corp. *	841,922
78,969	TNT Express N.V. *	975,090
21,364	Uster Technologies AG *	1,097,016
81,397	Wavin N.V.	1,134,231
		9,990,838
Information Technology: 4.8%
629,615	Alibaba.com Ltd. *	1,070,408
18,300	Arris Group, Inc. *	206,790
51,600	Cisco Systems, Inc.	1,091,340
111,135	Comverse Technology, Inc. *	763,497
65,627	Convio, Inc. *	1,015,250
700	Google, Inc. - Class A *	448,868
14,100	Hewlett-Packard Co.	336,003
28,700	Microsoft Corp.	925,575
41,831	Motorola Mobility Holdings, Inc.	1,641,449
33,887	Novellus Systems, Inc. *	1,691,300
5,300	Oracle Corp.	154,548
48,962	RADVision Ltd. *	573,345
36,925	Taleo Corp - Class A *	1,695,964
7,939	Tudou Holdings Ltd. - ADR *	234,439
6,800	Western Digital Corp. *	281,452
45,800	Xerox Corp.	370,064
		12,500,292
Materials: 3.2%
16,285	Aston Resources Ltd. *	163,263
4,100	Dow Chemical Co. (The)	142,024
1,410,190	Flinders Mines Ltd. *	438,604
1,500	International Paper Co.	52,650
116,011	Minefinders Corp. *	1,622,216
66,770	Neo Material Technologies, Inc. *	749,872
30,300	Owens-Illinois, Inc. *	707,202
9,667	Pan American Silver Corp.	213,254
58,208	Solutia, Inc.	1,626,331
781,326	Sumitomo Metal Industries Ltd.	1,583,224
1,014,379	Sundance Resources Ltd. *	473,246
55,266	Wausau Paper Corp.	518,395
		8,290,281
Telecommunication Services: 0.5%
6,110	AT&T, Inc.	190,815
14,140	Telefonica S.A. - ADR	232,038
3,956	TELUS Corp.	224,717
3,180	Verizon Communications, Inc.	121,571
17,735	Vodafone Group Plc - ADR	490,727
		1,259,868
Utilities: 1.2%
15,234	Central Vermont Public Service Corp.	536,237
122,383	China Gas Holdings Ltd.	58,794
46,770	Progress Energy, Inc.	2,483,954
		3,078,985
TOTAL COMMON STOCKS
	(cost $75,396,330)	79,209,231

PREFERRED STOCKS: 0.6%
Consumer Discretionary: 0.2%
	General Motors Co.
9,395	4.750%	393,181

Financials: 0.4%
	BBC Capital Trust II
22,246	8.500%	714,096
	Strategic Hotels & Resorts, Inc.
6,184	8.250%	187,623
	Wells Fargo & Co.
170	7.500%	189,839
		1,091,558
TOTAL PREFERRED STOCKS
	(cost $1,396,450)	1,484,739

ASSET BACKED SECURITIES: 3.4%
	CSAB Mortgage Backed Trust
1,857,684	Series 2006-2-A6B, 5.700%, 09/25/2036	497,338
	Diamond Resorts Owner Trust
83,416	Series 2009-1-A, 9.310%, 03/20/2026 (a)	89,018
	GSAA Home Equity Trust
1,084,990	Series 2006-10-AF5, 6.448%, 06/25/2036	614,654
63,140	Series 2006-20-1A1, 0.312%, 12/25/2046	28,920
	JP Morgan Mortgage Acquisition Corp.
1,000,000	Series 2007-CH1-AF5, 5.726%, 11/25/2036	733,011
	Long Beach Mortgage Loan Trust
500,000	Series 2005-WL2-M1, 0.712%, 08/25/2035	426,902
	Residential Asset Mortgage Products, Inc.
737,163	Series 2006-RS5-A3, 0.412%, 09/25/2036	529,082
171,660	Series 2006-RZ4-A2, 0.422%, 10/25/2036	141,495
	Residential Asset Securities Corp.
1,158,517	Series 2006-EMX2-A2, 0.442%, 02/25/2036	969,277
3,000,000	Series 2006-EMX6-A3, 0.392%, 07/25/2036	1,973,986
1,500,000	Series 2007-KS4-A2, 0.422%, 05/25/2037	1,239,102
	Sierra Receivables Funding Co. LLC
175,000	Series 2012-1A-A, 2.840%, 11/20/2028 (a)	175,431
	Stanwich Mortgage Loan Trust
652,779	Series 2011-5-A, 8.705%, 09/15/2037 (a) #	285,330
3,099,188	Series 2012-2-A, 1.438%, 03/15/2047 (a) #	1,193,308
TOTAL ASSET BACKED SECURITIES
	(cost $8,580,581)	8,896,854

BANK LOANS: 1.4%
494,430	Armstrong World Industries, Inc. (1)	493,441
	Blackboard, Inc.
49,875	7.500%, 10/04/2018 (2)	49,563
	Cequel Communications LLC
120,000	4.000%, 02/14/2019 (2)	118,950
	CommScope, Inc.
49,874	4.250%, 01/14/2018 (2)	49,741
	CPG International, Inc.
99,496	6.000%, 02/18/2017 (2)	95,268
	Crown Castle Operating Co.
114,713	4.000%, 01/31/2019 (2)	114,218
	DJO Finance LLC / DJO Finance Corp.
37,117	3.244%, 05/20/2014 (2)	36,443
	DS Waters Enterprises LP
35,000	10.500%, 08/29/2017 (2)	34,440
145,000	Eagle Parent, Inc. (1)	143,659
	Eastman Kodak Co.
119,723	8.500%, 07/20/2013 (2)	121,618
	Edwards Cayman Islands II Ltd.
99,747	5.500%, 05/31/2016 (2)	98,813
	Energy Transfer Equity LP
175,000	2.750%, 03/21/2017 (2)	171,610
	Grifols, Inc.
114,628	4.500%, 06/01/2017 (2)	114,461
	Health Management Associates, Inc.
83,406	2.250%, 11/18/2016 (2)	79,528
	Kabel Deutschland GmBH
55,000	4.250%, 02/01/2019 (2)	54,745
	Kindred Healthcare, Inc.
45,000	5.250%, 06/01/2018 (2)	42,525
	Kronos, Inc.
29,925	6.250%, 12/28/2017 (2)	30,099
150,000	Lawson Software, Inc. (1)	148,500
	Level 3 Financing, Inc.
100,000	5.750%, 09/01/2018 (2)	100,896
	Metro PCS Wireless, Inc.
94,761	4.000%, 03/16/2018 (2)	93,742
	Montironics International, Inc.
70,000	5.500%, 03/16/2018 (2)	69,985
	Multiplan, Inc.
44,335	4.750%, 08/26/2017 (2)	43,864
	NBTY, Inc.
95,000	4.250%, 10/01/2017 (2)	95,010
50,000	NXP Semiconductor, Inc. (1)	49,500
180,000	Petrologistics LP	179,550
	Quinteles Transnational Corp.
94,711	5.000%, 06/08/2018 (2)	94,711
	Rexnord Corp.
94,763	5.000%, 04/02/2018 (2)	94,664
	Sheridan Holdings, Inc.
60,000	5.991%, 06/15/2015 (2)	58,238
100,000	SW Acquisitions Co., Inc. (1)	99,749
150,000	TACS, Inc. (1)	147,938
	Taminco Global Chemical Corp.
80,000	6.250%, 02/15/2019 (2)	80,425
	TI Automotive Ltd.
85,000	6.750%, 03/09/2018 (2)	85,160
90,000	TriZetto Group, Inc. (The) (1)	89,775
	Univar, Inc.
44,886	5.000%, 06/30/2017 (2)	44,942
	Verint Systems, Inc.
144,900	4.500%, 10/27/2017 (2)	144,447
	Visant Holding Corp.
164,900	5.250%, 12/22/2016 (2)	160,571
TOTAL BANK LOANS
	(cost $3,693,093)	3,730,789

CONVERTIBLE BONDS: 0.7%
Consumer Discretionary: 0.1%
	Ford Motor Co.
215,000	4.250%, 11/15/2016	341,850
Energy: 0.4%
	Alpha Natural Resources, Inc.
300,000	2.375%, 04/15/2015	269,250
	Peabody Energy Corp.
330,000	4.750%, 12/15/2041	315,150
	PetroBakken Energy Ltd.
500,000	3.125%, 02/08/2016	496,250
		1,080,650
Health Care: 0.1%
	Omnicare, Inc.
75,000	3.750%, 12/15/2025	109,313
	Vertex Pharmaceuticals, Inc.
115,000	3.350%, 10/01/2015	132,393
		241,706
Information Technology: 0.1%
	Alcatel-Lucent U.S.A., Inc.
300,000	2.875%, 06/15/2025	296,250
	Ciena Corp.
75,000	3.750%, 10/15/2018 (a)	85,031
	EMC Corp.
75,000	1.750%, 12/01/2013	141,188
	Intel Corp.
35,000	3.250%, 08/01/2039	49,394
	Micron Technology, Inc.
50,000	1.875%, 08/01/2031 (a)	53,312
		625,175
TOTAL CONVERTIBLE BONDS
	(cost $2,143,538)	2,289,381

CORPORATE BONDS: 12.6%
Consumer Discretionary: 1.5%
	Cenveo Corp.
446,000	7.875%, 12/01/2013	428,160
	Clear Channel Worldwide Holdings, Inc.
255,000	7.625%, 03/15/2020 (a)	251,175
25,000	7.625%, 03/15/2020 (a)	24,250
	Delphi Corp.
255,000	6.125%, 05/15/2021 (a)	272,850
	Lear Corp.
300,000	8.125%, 03/15/2020	336,000
	Mandalay Resort Group
180,000	7.625%, 07/15/2013	183,600
	MGM Resorts International
105,000	6.625%, 07/15/2015	108,413
30,000	7.500%, 06/01/2016	31,050
65,000	7.625%, 01/15/2017	67,438
35,000	8.625%, 02/01/2019 (a)	37,713
	PVH Corp.
180,000	7.375%, 05/15/2020	199,350
	Reader's Digest Association, Inc. (The)
612,000	9.500%, 02/15/2017	543,150
	RSC Equipment Rental, Inc. / RSC Holdings III LLC
584,000	10.000%, 07/15/2017 (a)	677,440
	TRW Automotive, Inc.
100,000	7.250%, 03/15/2017 (a)	112,000
	UR Financing Escrow Corp.
250,000	5.750%, 07/15/2018 (a)	256,563
	Visant Corp.
120,000	10.000%, 10/01/2017	112,650
	Wyndham Worldwide Corp.
300,000	5.625%, 03/01/2021	323,549
		3,965,351
Consumer Staples: 0.5%
	Coca-Cola Co. (The)
550,000	0.424%, 03/14/2014	550,752
	Procter & Gamble Co. (The)
450,000	0.451%, 02/06/2014	450,842
	Reynolds Group Issuer, Inc.
200,000	9.875%, 08/15/2019 (a)	204,750
		1,206,344
Energy: 1.6%
	Canadian Oil Sands Ltd.
595,000	4.500%, 04/01/2022 (a)	600,579
	Chaparral Energy, Inc.
587,000	8.875%, 02/01/2017	616,350
	Connacher Oil And Gas Ltd.
250,000	8.500%, 08/01/2019 (a)	251,250
	Dolphin Energy Ltd.
235,000	5.500%, 12/15/2021 (a)	248,806
	Global Geophysical Services, Inc.
250,000	10.500%, 05/01/2017	250,000
	Nabors Industries, Inc.
225,000	9.250%, 01/15/2019	289,221
150,000	4.625%, 09/15/2021	156,796
	NGPL PipeCo LLC
140,000	6.514%, 12/15/2012 (a)	135,120
	Odebrecht Drilling Norbe VIII/IX Ltd.
98,000	6.350%, 06/30/2021 (a)	104,860
	OGX Austria GmBH
200,000	8.375%, 04/01/2022 (a)	202,500
	Petrobras International Finance Co.
450,000	5.375%, 01/27/2021	486,783
	Petrohawk Energy Corp.
400,000	7.250%, 08/15/2018	459,500
	Petroleos Mexicanos
4,100,000 (MXN)	7.650%, 11/24/2021 (a)	327,713
		4,129,478
Financials: 2.9%
	Banco Bradesco S.A.
400,000	4.500%, 01/12/2017 (a)	421,800
	Banco Continental S.A.
500,000	5.750%, 01/18/2017 (a)	527,500
	Banco Santander Brasil S.A.
250,000	4.625%, 02/13/2017 (a)	251,875
	Capmark Financial Group, Inc.
595,000	9.000%, 09/30/2015	602,438
	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
430,000	3.375%, 01/19/2017	440,090
	Eksportfinans ASA
90,000	2.000%, 09/15/2015	79,917
100,000	2.375%, 05/25/2016	88,230
140,000 (CHF)	2.250%, 02/11/2021	121,753
	GMAC International Finance B.V.
175,000 (EUR)	7.500%, 04/21/2015	240,354
	Hutchinson Whampoa International Ltd.
417,000	4.625%, 01/13/2022 (a)	420,915
	Hyundai Capital America
200,000	4.000%, 06/08/2017 (a)	205,730
	Lloyds TSB Bank Plc
415,000 (EUR)	6.500%, 03/24/2020	484,560
	Merrill Lynch & Co., Inc.
450,000	6.875%, 11/15/2018	501,622
100,000	6.110%, 01/29/2037	95,475
	Metlife Capital Trust IV
150,000	7.875%, 12/15/2037 (a)	165,750
	ProLogis L.P.
100,000	6.625%, 05/15/2018	113,979
	Royal Bank of Scotland Plc
200,000 (EUR)	4.350%, 01/23/2017	233,220
200,000 (EUR)	6.934%, 04/09/2018	250,955
	Schahin II Finance Co. SPV Ltd.
300,000	5.875%, 09/25/2022 (a)	301,500
	SLM Corp.
385,000	7.250%, 01/25/2022	402,964
	Springleaf Finance Corp.
287,000	5.750%, 09/15/2016	226,730
	Textron Financial Corp.
725,000	6.000%, 02/15/2067 (a)	561,874
	Volkswagen Financial Services N.V.
150,000 (AUD)	6.250%, 07/15/2015	160,626
	Votorantim Cimentos S.A.
600,000	7.250%, 04/05/2041 (a)	615,000
		7,514,857
Health Care: 0.4%
	HCA, Inc.
545,000	7.250%, 09/15/2020	596,093
	PerkinElmer, Inc.
45,000	5.000%, 11/15/2021	47,078
	Valeant Pharmaceuticals International
285,000	6.750%, 08/15/2021 (a)	278,588
		921,759
Industrials: 0.6%
	Air Lease Corp.
280,000	5.625%, 04/01/2017 (a)	280,350
	International Lease Finance Corp.
285,000	4.875%, 04/01/2015	282,289
225,000	6.750%, 09/01/2016 (a)	242,156
	Meccanica Holdings (USA), Inc.
100,000	6.250%, 07/15/2019 (a)	89,486
200,000	6.250%, 01/15/2040 (a)	155,413
	Odebrecht Finance Ltd.
200,000	6.000%, 04/05/2023 (a)	208,860
	Steelcase, Inc.
230,000	6.375%, 02/15/2021	236,618
		1,495,172
Information Technology: 0.5%
	Alcatel-Lucent, S.A.
200,000 (EUR)	8.500%, 01/15/2016	276,824
	Alcatel-Lucent U.S.A., Inc.
90,000	6.500%, 01/15/2028	70,875
	BMC Software, Inc.
250,000	4.250%, 02/15/2022	251,130
	Hewlett-Packard Co.
280,000	4.050%, 09/15/2022	279,450
	International Businesss Machines Corp.
470,000	0.550%, 02/06/2015	467,876
		1,346,155
Materials: 2.5%
	APERAM
150,000	7.375%, 04/01/2016 (a)	147,375
	ArcelorMittal
150,000	5.500%, 03/01/2021	147,477
125,000	7.000%, 10/15/2039	119,746
250,000	6.750%, 03/01/2041	234,994
	Ashland, Inc.
140,000	6.500%, 06/30/2029	112,000
	Barrick Gold Corp.
590,000	5.250%, 04/01/2042 (a)	586,208
	BHP Billiton Finance USA Ltd.
500,000	0.735%, 02/18/2014	500,859
	Braskem America Finance Co.
400,000	7.125%, 07/22/2041 (a)	403,400
	Celulosa Arauco y Constitucion S.A.
190,000	4.750%, 01/11/2022 (a)	195,444
	Ineos Group Holdings Ltd. (a)
340,000 (EUR)	7.875%, 02/15/2016	403,502
	Quadra FNX Mining Ltd.
583,000	7.750%, 06/15/2019 (a)	666,077
	Rockies Express Pipeline LLC
285,000	6.875%, 04/15/2040 (a)	230,138
	Rock-Tenn Co.
250,000	4.450%, 03/01/2019 (a)	251,494
	Solo Cup Co.
306,000	10.500%, 11/01/2013	312,885
643,000	8.500%, 02/15/2014	647,822
	Solutia, Inc.
1,168,000	8.750%, 11/01/2017	1,330,060
	Xstrata Finance Canada Ltd.
150,000	4.950%, 11/15/2021 (a)	157,448
		6,446,929
Telecommunication Services: 1.4%
	CenturyLink, Inc.
360,000	7.600%, 09/15/2039	341,474
200,000	7.650%, 03/15/2042	188,451
	Clearwire Communications LLC / Clearwire Finance, Inc.
550,000	12.000%, 12/01/2015 (a)	544,499
	eAccess Ltd.
100,000 (EUR)	8.375%, 04/01/2018 (a)	124,011
	Frontier Communications Corp.
235,000	9.000%, 08/15/2031	229,125
	Level 3 Financing, Inc.
110,000	8.625%, 07/15/2020 (a)	115,775
	Oi S.A.
600,000 (BRL)	9.750%, 09/15/2016 (a)	342,594
	Portugal Telecom International Finance BV
150,000 (EUR)	5.000%, 11/4/2019	161,528
50,000 (EUR)	4.500%, 06/16/2025	47,838
	Telecom Italia Capital S.A.
100,000	6.000%, 09/30/2034	88,500
90,000	7.200%, 07/18/2036	87,750
	Telefonica Emisiones SAU
200,000 (EUR)	5.597%, 03/12/2020	314,472
100,000	5.462%, 02/16/2021	97,385
75,000	7.045%, 06/20/2036	73,936
	Telemar Norte Leste S.A.
550,000	5.500%, 10/23/2020 (a)	568,150
	Virgin Media Finance Plc
260,000	5.250%, 02/15/2022	259,025
	Virgin Media Secured Finance Plc
150,000	6.500%, 01/15/2018	163,688
		3,748,201
Utilities: 0.7%
	Centrais Eletricas Brasileiras S.A.
200,000	5.750%, 10/27/2021 (a)	219,900
	China Resources Gas Group Ltd.
200,000	4.500%, 04/05/2022 (a)	196,947
	Cia de Eletricidade do Estado da Bahia
500,000 (BRL)	11.750%, 04/27/2016 (a)	295,103
	DPL, Inc.
85,000	7.250%, 10/15/2021 (a)	94,775
	EDP Finance B.V.
200,000	6.000%, 02/02/2018 (a)	176,967
125,000	4.900%, 10/01/2019 (a)	102,550
	Empresas Publicas de Medellin ESP
360,000,000 (COP)	8.375%, 02/01/2021 (a)	213,794
	Enel Finance International N.V.
200,000	6.000%, 10/07/2039 (a)	182,094
	Southern California Edison Co.
215,000	6.250%, 12/31/2049	220,460
		1,702,590
TOTAL CORPORATE BONDS
	(cost $31,734,779)	32,476,836

GOVERNMENT SECURITIES & AGENCY ISSUE: 1.4%
	Canadian Government Bond
775,000 (CAD)	1.750%, 03/01/2013	780,469
125,000 (CAD)	1.000%, 02/01/2015	123,977
200,000 (CAD)	3.000%, 12/01/2015	211,261
		1,115,707
	Mexican Bonos
2,000,000 (MXN)	8.000%, 12/19/2013	164,598
10,000,000 (MXN)	6.000%, 06/18/2015	803,831
6,850,000 (MXN)	7.250%, 12/15/2016	578,728
1,800,000 (MXN)	8.500%, 12/13/2018	163,246
		1,710,403
	United Kingdom Gilt
400,000 (GBP)	4.250%, 09/07/2039	742,740
TOTAL GOVERNMENT SECURITIES & AGENCY ISSUE
	(cost $3,443,612)	3,568,850

MORTGAGE BACKED SECURITIES: 26.1%
	Adjustable Rate Mortgage Trust
3,000,000	Series 2005-2-6M2, 1.222%, 06/25/2035	1,290,687
1,067,149	Series 2006-1-2A1, 3.232%, 03/25/2036	628,099
		1,918,786
	American Home Mortgage Investment Trust
7,379	Series 2005-2-4A1, 2.240%, 09/25/2045	5,832
	Banc of America Alternative Loan Trust
1,490,000	Series 2006-7-A4, 5.998%, 10/25/2036	991,642
	Banc of America Funding Corp.
1,908,601	Series 2010-R9-3A3, 5.500%, 12/26/2035 (a)	851,353
1,556,049	Series 2006-A-4A1, 5.430%, 02/20/2036	1,237,238
1,085,130	Series 2006-6-1A2, 6.250%, 08/25/2036	1,035,375
		3,123,966
	Banc of America Mortgage Securities, Inc.
116,226	Series 2004-A-2A2, 2.926%, 02/25/2034	106,058
	BCAP LLC Trust
1,000,000	Series 2010-RR6-6A2, 6.499%, 07/26/2037 (a)	729,383
	Bear Stearns Adjustable Rate Mortgage Trust
9,783	Series 2004-10-11A1, 2.913%, 01/25/2035	8,116
271,890	Series 2005-12-11A1, 2.823%, 02/25/2036	167,192
		175,308
	Bear Stearns Asset Backed Securities Trust
1,139,670	Series 2006-AC1-1A1, 5.750%, 02/25/2036	763,442
	Bear Stearns Commercial Mortgage Securities
110,000	Series 2003-PWR2-E, 5.810%, 05/11/2039 (a)	110,863
	Citicorp Mortgage Securities, Inc.
130,157	Series 2005-6-1A8, 0.592%, 09/25/2035	125,243
	Citigroup Mortgage Loan Trust, Inc.
1,600,000	Series 2009-6-8A2, 6.000%, 08/25/2022 (a)	1,228,000
751,571	Series 2005-5-2A2, 5.750%, 08/25/2035	536,608
83,509	Series 2005-11-AA2, 2.580%, 10/25/2035	74,906
88,079	Series 2005-8-1A1A, 2.785%, 10/25/2035	62,832
1,902,346
	Citimortgage Alternative Loan Trust
108,056	Series 2006-A3-1A7, 6.000%, 07/25/2036	81,244
1,005,068	Series 2006-A5-1A13, 0.692%, 10/25/2036	549,609
1,005,302	Series 2006-A5-1A2, 6.308%, 10/25/2036	209,016
882,114	Series 2007-A4-1A6, 5.750%, 04/25/2037	613,576
1,733,229	Series 2007-A4-1A13, 5.750%, 04/25/2037	1,182,115
		2,635,560
	Countrywide Alternative Loan Trust
125,498	Series 2005-14-2A1, 0.452%, 05/25/2035	75,472
642,568	Series 2006-J1-2A1, 7.000%, 02/25/2036	272,356
1,328,386	Series 2006-31CB-A7, 6.000%, 11/25/2036	882,639
666,168	Series 2007-16CB-2A1, 0.692%, 08/25/2037	290,404
1,327,599	Series 2007-19-1A34, 6.000%, 08/25/2037	955,606
192,906	Series 2007-16CB-2A2, 52.569%, 08/25/2037	424,523
1,004,301	Series 2007-22-2A16, 6.500%, 09/25/2037	702,348
		3,603,348
	Countrywide Home Loan Mortgage Pass Through Trust
210,605	Series 2005-11-4A1, 0.512%, 04/25/2035	135,394
828,199	Series 2007-10-A5, 6.000%, 07/25/2037	646,615
		782,009
	Credit Suisse Mortgage Capital Certificates
462,989	Series 2007-2-2A5, 5.000%, 03/25/2037	433,354
1,495,253	Series 2010-7R-4A17, 8.221%, 04/26/2037 (a)	963,905
		1,397,259
	CW Capital Cobalt Ltd.
135,000	Series 2007-C2-AMFX, 5.526%, 04/15/2047	132,163
	Deutsche Mortgage Securities, Inc.
700,232	Series 2006-PR1-3A1, 11.786%, 04/15/2036 (a)	734,376
	Federal Home Loan Mortgage Corporation
10,687,313	Series 3630-AI, 1.931%, 03/15/2017	406,925
3,099,617	Series 3646-AI, 4.500%, 06/15/2024	215,632
2,822,285	Series 3384-SG, 6.068%, 08/15/2036	360,132
1,354,853	Series 3560-KS, 6.158%, 11/15/2036	225,331
3,336,024	Series 3303-SE, 5.838%, 04/15/2037	417,071
2,598,676	Series 3301-MS, 5.858%, 04/15/2037	339,100
2,168,415	Series 3303-SG, 5.858%, 04/15/2037	272,508
2,998,603	Series 3382-SB, 5.758%, 11/15/2037	403,107
3,194,032	Series 3382-SW, 6.058%, 11/15/2037	422,502
2,467,375	Series 3384-S, 6.148%, 11/15/2037	363,826
2,622,188	Series 3417-SX, 5.938%, 02/15/2038	354,524
19,466,891	Series 3423-TG, 0.350%, 03/15/2038	177,972
2,171,376	Series 3423-GS, 5.408%, 03/15/2038	254,289
2,549,662	Series 3445-ES, 5.758%, 05/15/2038	321,451
3,441,257	Series 3523-SM, 5.758%, 04/15/2039	452,393
650,000	Series 3641-TB, 4.500%, 03/15/2040	714,955
2,645,054	Series 3758-S, 5.788%, 11/15/2040	336,777
441,881	Series 3768-MS, 9.517%, 12/15/2040	440,754
592,232	Series 3796-SK, 9.416%, 01/15/2041	589,911
2,872,703	Series 3815-ST, 5.608%, 02/15/2041	336,931
3,257,050	Series 3872-SL, 5.708%, 06/15/2041	408,844
2,461,294	Series 3900-SB, 5.728%, 07/15/2041	339,597
597,593	Series 3946-SM, 13.975%, 10/15/2041	620,900
1,517,577	Series 3957-DZ, 3.500%, 11/15/2041	1,449,538
1,513,163	Series 3972-AZ, 3.500%, 12/15/2041	1,407,761
		11,632,731
	Federal National Home Mortgage Association
682,818	Series 2001-11-SA, 6.312%, 03/25/2031	636,024
645,634	Series 2003-84-PZ, 5.000%, 09/25/2033	753,035
2,652,237	Series 2009-86-CI, 5.558%, 09/25/2036	377,414
1,675,537	Series 2007-57-SX, 6.378%, 10/25/2036	265,056
2,144,161	Series 2009-90-IB, 5.478%, 04/25/2037	283,610
1,329,440	Series 2008-1-CI, 6.058%, 02/25/2038	189,921
1,892,977	Series 2008-56-SB, 5.818%, 07/25/2038	243,284
1,030,403	Series 2011-63-ZE, 4.000%, 08/25/2038	1,085,911
1,928,551	Series 111-SE-01/40 VAR, 6.008%, 01/25/2040	250,780
2,707,054	Series 2011-5-PS, 6.158%, 11/25/2040	349,181
1,016,778	Series 2011-111-VZ, 4.000%, 11/25/2041	1,045,323
348,486	Series 2011-113-SH, 9.317%, 11/25/2041	350,891
360,284	Series 2011-110-LS, 9.618%, 11/25/2041	356,715
1,479,719	Series 2011-127-PM, 4.000%, 12/25/2041	1,468,523
1,515,050	Series 2011-141-PZ, 4.000%, 01/25/2042	1,528,364
		9,184,032
	First Horizon Alternative Mortgage Securities Trust
983,181	Series 2007-FA4-1A7, 6.000%, 08/25/2037	617,568
	First Horizon Asset Securities, Inc.
1,065,793	Series 2006-1-1A10, 6.000%, 05/25/2036	923,322
	Government National Mortgage Association
1,741,369	Series 2010-98-IA, 5.951%, 03/20/2039	241,615
1,045,940	Series 2011-45-GZ, 4.500%, 03/20/2041	1,111,748
1,259,170	Series 2011-69-OC, 0.010%, 05/20/2041	1,066,389
		2,419,752
	GS Mortgage Securities Corp.
200,000	Series GG10-AM, 5.787%, 08/10/2045	179,167
	GSR Mortgage Loan Trust
1,227,301	Series 2006-7F-3A4, 6.250%, 08/25/2036	995,672
	Indymac INDA Mortgage Loan Trust
1,027,661	Series 2006-AR3-1A1, 2.757%, 12/25/2036	687,541
	JP Morgan Alternative Loan Trust
48,648	Series 2006-A1-5A1, 5.279%, 03/25/2036	34,295
	Lehman Mortgage Trust
67,275	Series 2006-1-3A5, 5.500%, 02/25/2036	59,998
	Morgan Stanley Mortgage Loan Trust
1,297,930	Series 2006-7-3A, 5.667%, 06/25/2036	896,370
679,337	Series 2007-13-6A1, 6.000%, 10/25/2037	445,059
		1,341,429
	Morgan Stanley Reremic Trust
1,424,389	Series 2010-R9-3C, 8.509%, 11/26/2036 (a)	997,072
150,000	Series 2009-GG10-A4B, 5.787%, 08/12/2045 (a)	155,223
250,000	Series 2010-GG10-A4B, 5.787%, 08/15/2045 (a)	258,706
		1,411,001
	Residential Accredit Loans, Inc.
1,728,955	Series 2006-QS2-1A4, 5.500%, 02/25/2036	1,210,501
2,116,880	Series 2006-QS7-A3, 6.000%, 06/25/2036	1,403,715
764,634	Series 2006-QS10-A9, 6.500%, 08/25/2036	524,288
2,136,962	Series 2006-QS14-A18, 6.250%, 11/25/2036	1,326,563
1,867,518	Series 2006-QS17-A5, 6.000%, 12/25/2036	1,156,192
2,134,929	Series 2007-QS1-2A10, 6.000%, 01/25/2037	1,416,884
2,999,910	Series 2007-QS3-A1, 6.500%, 02/25/2037	1,943,499
1,635,701	Series 2007-QS8-A8, 6.000%, 06/25/2037	1,064,352
		10,045,994
	Residential Asset Securitization Trust
937,661	Series 2006-A8-1A1, 6.000%, 08/25/2036	718,851
2,779,450	Series 2007-A2-1A2, 6.000%, 04/25/2037	2,134,035
1,777,044	Series 2007-A5-2A5, 6.000%, 05/25/2037	1,346,259
		4,199,145
	Residential Funding Mortgage Securities I
107,417	Series 2005-SA3-2A1, 2.908%, 08/25/2035	89,144
50,641	Series 2006-S1-1A3, 5.750%, 01/25/2036	47,050
		136,194
	Structured Adjustable Rate Mortgate Loan Trust
1,065,149	Series 2005-15-1A1, 2.621%, 07/25/2035	711,470
	Washington Mutual Alternative Mortgage Pass-Through Certificates
1,657,324	Series 2005-1-5A1, 6.000%, 03/25/2035	1,512,086
894,081	Series 2006-8-A6, 5.768%, 10/25/2036	578,525
		2,090,611
	Wells Fargo Alternative Loan Trust
963,749	Series 2007-PA2-3A1, 0.592%, 06/25/2037	438,138
1,419,752	Series 2007-PA2-3A2, 6.408%, 06/25/2037	251,142
		689,280
	Wells Fargo Mortgage Backed Securities Trust
42,796	Series 2005-AR3-2A1, 2.711%, 03/25/2035	41,314
106,115	Series 2005-11-2A3, 5.500%, 11/25/2035	108,504
175,631	Series 2005-17-1A1, 5.500%, 01/25/2036	170,056
844,725	Series 2006-AR19-A1, 5.429%, 12/25/2036	802,777
		1,122,651
TOTAL MORTGAGE BACKED SECURITIES
	(cost $64,040,878)	67,719,437

Contracts		Value
PURCHASED OPTIONS: 0.1%
	Eastman Chemical Co. Call Option
8	Expiration Date: June 2012, Exercise Price $60.00,	$200
7	Expiration Date: June 2012, Exercise Price $65.00	70
	El Paso Corp. Put Option
18	Expiration Date: July 2012, Exercise Price $26.00,	621
	Illumina, Inc. Put Option
10	Expiration Date: April 2012, Exercise Price $49.00,	829
14	Expiration Date: May 2012, Exercise Price $49.00	2,355
16	Expiration Date: June 2012, Exercise Price $45.00	2,560
	Inhibitex, Inc. Put Option
9	Expiration Date: May 2012, Exercise Price $17.50	45
36	Expiration Date: May 2012, Exercise Price $20.00	180
11	Expiration Date: May 2012, Exercise Price $22.50	55
	Kinder Morgan, Inc. Put Option
191	Expiration Date: June 2012, Exercise Price $40.00	124,150
	Medco Health Solutions, Inc. Put Option
2	Expiration Date: April 2012, Exercise Price $57.50	110
91	Expiration Date: April 2012, Exercise Price $60.00	7,280
2	Expiration Date: April 2012, Exercise Price $62.50	1,900
	Molycorp, Inc. Put Option
4	Expiration Date: September 2012, Exercise Price $40.00	4,760
	Pan American Silver Corp. Call Option
175	Expiration Date: April 2012, Exercise Price $26.00	875
62	Expiration Date: April 2012, Exercise Price $27.00	186
	SPDR S&P 500 ETF Trust Put Option
209	Expiration Date: April 2012, Exercise Price $140.00	28,842
	Superior Energy Services, Inc. Put Option
209	Expiration Date: June 2012, Exercise Price $27.50	55,908
	TNT Express N.V. Put Option
37 (EUR)	Expiration Date: April 2012, Exercise Price $7.20	49
306 (EUR)	Expiration Date: April 2012, Exercise Price $8.80	1,224
	Viterra, Inc. Put Option
435 (CAD)	Expiration Date: July 2012, Exercise Price $14.00	28,302
	USD Call / AUD Put Call Option
CURRENCY: 0.0%
$1,100,000	Expiration Date: August 2012, Exercise Price $0.99	$23,308
TOTAL PURCHASED OPTIONS
	(cost $430,766)	283,809

Principal
Amount		Value
SHORT-TERM INVESTMENTS: 26.6%

TREASURY BILLS: 0.6%
	Canadian Treasury Bill
650,000 (CAD)	0.010%, 12/20/2012	645,769
	United States Treasury Bill
800,000	0.010%, 09/20/2012	799,436

TOTAL UNITED STATES TREASURY BILL
	(cost $1,454,537)	1,445,205

REPURCHASE AGREEMENTS: 26.0%
67,574,000	FICC, 0.010%, 03/30/2012, due 04/02/2012
	[collateral: par value $68,570,000, Federal Farm Credit Bank, 1.625%,12/24/2012;
	Federal Home Loan Bank, 0.1800%, due 08/30/2012; value $68,937,519] (proceeds $67,574,000)	67,574,000

TOTAL REPURCHASE AGREEMENTS
	(cost $67,574,000)	67,574,000

TOTAL SHORT-TERM INVESTMENTS
	(cost $69,028,537)	69,019,205

TOTAL INVESTMENTS IN SECURITIES
	(cost $259,897,783): 103.5%	268,679,131

Other Assets and Liabilities: (3.5%)		(9,156,854)

Net Assets: 100.0%		$259,522,277

Percentages are stated as a percent of net assets.

ADR	American Depository Receipt
*	Non-Income Producing Security
(a)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the securities Act of 1933

#	This security is illiquid at March 31, 2012, at which time the aggregate value of illquid securities is $1,478,638 or 0.6% of net assets.
(1)	This bank loan is unsettled as of March 31, 2012, therefore, no rate or maturity date is available.
(2)	Floating interest rate.

Litman Gregory Masters Alternative Strategies Fund
SCHEDULE OF SECURITIES SOLD SHORT at March 31, 2012 (Unaudited)

Shares		Value
COMMON STOCKS
2,541	ACE Ltd.	$186,001
119,887	Duke Energy Corp.	2,518,826
6,984	Eastman Chemical Co.	361,003
7,100	Encana Corp.	139,515
100	Energy Transfer Equity L.P.	4,030
18,900	EXCO Resources, Inc.	125,307
17,980	Express Scripts Holding Corp. *	974,156
6,173	Kenneth Cole Productions, Inc. *	99,385
6,556	Kinder Morgan, Inc.	253,389
33,274	Lam Research Corp. *	1,484,686
7,600	Molycorp, Inc. *	257,108
574,272	Nippon Steel Corp.	1,581,747
63,300	Nissan Motor Co. Ltd.	676,665
60,612	Pan American Silver Corp.	1,337,101
2,400	Pitney Bowes, Inc.	42,192
25,000	Quicksilver Resources, Inc. *	126,000
4,632	TELUS Corp.	268,355
21,173	United Rentals, Inc. *	908,110
4,766	Volvo AB	69,421
40,035	Whitecap Resources, Inc. *	354,647
12,662	Youku.com, Inc. - ADR *	278,437
TOTAL COMMON STOCKS
	(Proceeds $11,912,892)	12,046,081
EXCHANGE TRADED FUNDS
3,037	SPDR S&P 500 ETF Trust	427,367
12,720	SPDR S&P Insurance ETF	531,696
TOTAL EXCHANGE TRADED FUNDS
	(Proceeds $933,490)	959,063
WARRANT
57,512	Kinder Morgan, Inc.	139,179
TOTAL WARRANT
	(Proceeds $114,768)	139,179
TOTAL SECURITIES SOLD SHORT
	(Proceeds $12,961,150)	$13,144,323

*	Non-Income Producing Security
ADR	American Depository Receipt

Litman Gregory Masters Alternative Strategies Fund
SCHEDULE OF FINANCIAL FUTURES CONTRACTS at March 31, 2012 (Unaudited)

Description	Number of Contracts Purchased / (Sold)	Notional Value	Settlement Month	Unrealized Appreciation (Depreciation)
LONG FUTURE CONTRACT
S&P 500 E Mini Index Futures	(15)	($1,052,400)	6/2012	($9,524)

SHORT FUTURE CONTRACT
UK Long Gilt Bond Futures	4	$458,040	6/2012	$275

Litman Gregory Masters Alternative Strategies Fund
SCHEDULE OF SWAPS at March 31, 2012 (Unaudited)

Description	Shares	Maturity Date	Counterparty	Notional Amount	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation	Unrealized Depreciation

Credit Default Swaps
Westvaco Corp.	–	6/20/2017	BOA	(1,200,000)	$6,797	$6,049	$748	$–
(Buy Protection)
Cigna Corp.	–	6/20/2017	BOA	(600,000)	(8,235)	(7,129)	–	(1,106)
(Buy Protection)
Aetna, Inc.	–	6/20/2017	BOA	(600,000)	(15,714)	(14,474)	–	(1,240)
(Buy Protection)
Kingdom of Spain	–	6/20/2017	BOA	(600,000)	85,657	84,668	989	–
(Buy Protection)
J.C. Penny Co., Inc.	–	3/20/2017	BOA	(1,100,000)	124,486	116,133	8,353	–
(Buy Protection)
CDX.EM.16 12/20/16	–	12/20/2016	BOA	(1,600,000)	(182,922)	(133,511)	–	(49,411)
(Buy Protection)
Republic of Turkey	–	3/20/2017	BOA	(500,000)	28,899	34,166	–	(5,267)
(Buy Protection)
CDX.16.EM 500 12/20/2016	–	12/20/2016	BOA	(1,000,000)	(114,326)	(102,306)	–	(12,020)
(Buy Protection)
CDX.18.HY.500 06/20/2017	–	6/20/2017	BOA	(1,100,000)	31,974	30,861	1,113	–
(Buy Protection)
New York Times Co.	–	6/20/2017	Citigroup Global Markets	(600,000)	53,180	52,087	1,093	–
(Buy Protection)
Kingdom of Spain	–	3/20/2017	BOA	(500,000)	68,215	59,457	8,758	–
(Buy Protection)
J.C. Penny Co., Inc.	–	3/20/2017	BOA	(500,000)	56,584	51,719	4,865	–
(Buy Protection)
MGM Resorts International	–	3/20/2017	BOA	550,000	(27,632)	(36,132)	8,500	–
(Sell Protection)
Macy's, Inc.	–	3/20/2017	BOA	(1,000,000)	2,982	3,887	–	(905)
(Buy Protection)
Marsh & McLennan Co., Inc.	–	3/20/2017	BOA	(1,700,000)	(42,891)	(41,404)	–	(1,487)
(Buy Protection)
CDX.17.HY.500 12/20/2016	–	12/20/2016	BOA	970,000	(15,579)	(29,976)	14,397	–
(Sell Protection)
ITRX.Eur.SUB.FIN.S17 500 06/20/2017 (EUR)	–	6/20/2017	BOA	(1,700,000)	(144,726)	(173,309)	52,385	(23,802)
(Buy Protection)
Republic of Turkey	–	3/20/2017	BOA	(500,000)	28,899	28,764	135	–
(Buy Protection)
Safeway, Inc.	–	3/20/2017	BOA	(500,000)	14,370	10,696	3,674	–
(Buy Protection)
Macy's, Inc.	–	3/20/2017	BOA	(1,000,000)	2,982	(369)	3,351	–
(Buy Protection)
Textron Financial Corp.	–	3/20/2017	BOA	(725,000)	(25,340)	(22,351)	–	(2,989)
(Buy Protection)
Sprint Nextel Corp.	–	6/20/2017	BOA	(300,000)	12,097	12,833	–	(736)
(Buy Protection)
Sprint Nextel Corp.	–	3/20/2015	BOA	(300,000)	10,074	16,208	–	(6,134)
(Buy Protection)
Total Return Swaps
Cove Energy Plc (GBP)	63,339	1/16/2013	UBS	211,286	4,050	–	4,050	–

Charter Hall Office REIT (AUD)	330,728	1/16/2013	UBS	1,061,567	6,858	–	6,858	–

Dundee Real Estate Investment (CAD)	36	1/16/2013	UBS	36	–	–	–	–

Globeop Financial Services (GBP)	8,643	1/16/2013	UBS	67,319	345	–	345	–

Gloucester Coal Ltd. (AUD)	183,650	1/16/2013	UBS	1,583,499	(19,040)	–	–	(19,040)

MISYS Plc (GBP)	114,291	1/16/2013	UBS	643,127	7,175	–	7,175	–

Pembina Pipeline Corp. (CAD)	1,028,303	1/16/2013	UBS	1,030,106	(6,247)	–	–	(6,247)

Provident Energy Ltd. (CAD)	87,434	1/16/2013	UBS	1,045,986	16,628	–	16,628	–

Telus Corporation - Non Voting (CAD)	640	1/16/2013	UBS	36,511	69	–	69	–

Telus Corp. (CAD)	334,229	1/16/2013	UBS	336,568	4,954	–	4,954	–

Tishman Speyer Office Fund	470,256	12/31/2014	UBS	458,064	614	–	614	–

					($34,763)	($53,433)	$149,054	($130,384)

Litman Gregory Masters Alternative Strategies Fund
SCHEDULE OF OPTIONS WRITTEN at March 31, 2012 (Unaudited)

Contracts		Value
COMMON STOCKS
	Blue Coat Systems, Inc. Call Option
15	Expiration: April 2012, Exercise Price: $26.00	$75
37	Expiration: July 2012, Exercise Price: $26.00	185
	Comverse Technology, Inc. Call Option
30	Expiration: June 2012, Exercise Price: $7.50	750
	Delphi Financial Group, Inc. Call Option
2	Expiration: April 2012, Exercise Price: $45.00	20
	Duke Energy Corp. Call Option
23	Expiration: April 2012, Exercise Price: $21.00	345
	El Paso Corp. Put Option
8	Expiration: April 2012, Exercise Price: $26.00	72
21	Expiration: April 2012, Exercise Price: $27.00	168
1	Expiration: May 2012, Exercise Price: $28.00	42
	El Paso Corp. Call Option
103	Expiration: April 2012, Exercise Price: $28.00	17,304
44	Expiration: April 2012, Exercise Price: $29.00	3,300
4	Expiration: April 2012, Exercise Price: $30.00	88
2	Expiration: May 2012, Exercise Price: $30.00	100
	Express Scripts, Inc. Call Option
7	Expiration: April 2012, Exercise Price: $50.00	3,185
76	Expiration: April 2012, Exercise Price: $52.50	21,660
11	Expiration: April 2012, Exercise Price: $55.00	1,507
20	Expiration: May 2012, Exercise Price: $60.00	1,000
	Express Scripts, Inc. Put Option
72	Expiration: April 2012, Exercise Price: $50.00	3,888
81	Expiration: April 2012, Exercise Price: $52.50	9,396
20	Expiration: May 2012, Exercise Price: $45.00	800
	Illumina, Inc. Call Option
61	Expiration: April 2012, Exercise Price: $49.00	26,535
61	Expiration: April 2012, Exercise Price: $50.00	21,350
61	Expiration: April 2012, Exercise Price: $52.50	10,980
79	Expiration: April 2012, Exercise Price: $55.00	5,925
40	Expiration: April 2012, Exercise Price: $57.50	1,200
	Inhibitex, Inc. Call Option
4	Expiration: May 2012, Exercise Price: $26.00	20
10	Expiration: May 2012, Exercise Price: $27.50	50
8	Expiration: August 2012, Exercise Price: $27.50	40
	Kinder Morgan GP, Inc. Call Option
15	Expiration: April 2012, Exercise Price: $40.00	450
1	Expiration: May 2012, Exercise Price: $37.50	127
6	Expiration: May 2012, Exercise Price: $40.00	228
5	Expiration: June 2012, Exercise Price: $37.50	750
6	Expiration: June 2012, Exercise Price: $42.50	180
17	Expiration: June 2012, Exercise Price: $45.00	255
	Kinder Morgan, Inc. Call Option
72	Expiration: April 2012, Exercise Price: $37.50	8,640
4	Expiration: May 2012, Exercise Price: $42.50	80
181	Expiration: June 2012, Exercise Price: $40.00	11,765
	Kinder Morgan, Inc. Put Option
12	Expiration: April 2012, Exercise Price: $32.50	120
2	Expiration: April 2012, Exercise Price: $35.00	60
13	Expiration: June 2012, Exercise Price: $30.00	1,105
4	Expiration: June 2012, Exercise Price: $32.50	620
	Lam Research Corp. Call Option
17	Expiration: April 2012, Exercise Price: $41.00	6,477
19	Expiration: April 2012, Exercise Price: $42.00	5,700
10	Expiration: April 2012, Exercise Price: $43.00	2,400
3	Expiration: April 2012, Exercise Price: $44.00	315
3	Expiration: April 2012, Exercise Price: $45.00	525
5	Expiration: April 2012, Exercise Price: $46.00	325
	Medco Health Solutions, Inc. Call Option
1	Expiration: April 2012, Exercise Price: $75.00	60
	Medco Health Solutions, Inc. Put Option
20	Expiration: April 2012, Exercise Price: $50.00	400
20	Expiration: April 2012, Exercise Price: $52.50	500
	Molycorp, Inc. Call Option
4	Expiration: September 2012, Exercise Price: $40.00	584
	Novellus Systems, Inc. Call Option
2	Expiration: April 2012, Exercise Price: $48.00	360
2	Expiration: April 2012, Exercise Price: $49.00	515
1	Expiration: April 2012, Exercise Price: $50.00	135
	Pan American Silver Corp. Call Option
47	Expiration: April 2012, Exercise Price: $22.00	3,525
43	Expiration: April 2012, Exercise Price: $23.00	1,505
16	Expiration: April 2012, Exercise Price: $24.00	240
	Pep Boys-Manny, Moe & Jack (The) Call Option
48	Expiration: April 2012, Exercise Price: $15.00	240
68	Expiration: July 2012, Exercise Price: $15.00	340
	SonoSite, Inc. Call Option
5	Expiration: June 2012, Exercise Price: $55.00	25
	SPDR S&P 500 ETF Trust Put Option
5	Expiration: March 2012, Exercise Price: $137.00	5
16	Expiration: March 2012, Exercise Price: $138.00	16
51	Expiration: March 2012, Exercise Price: $139.00	51
45	Expiration: March 2012, Exercise Price: $140.00	45
5	Expiration: April 2012, Exercise Price: $138.00	123
6	Expiration: April 2012, Exercise Price: $139.00	225
6	Expiration: April 2012, Exercise Price: $140.00	370
	Superior Energy Services, Inc. Call Option
46	Expiration: April 2012, Exercise Price: $30.00	460
	Superior Energy Services, Inc. Put Option
16	Expiration: April 2012, Exercise Price: $25.00	896
30	Expiration: April 2012, Exercise Price: $27.50	5,025
72	Expiration: June 2012, Exercise Price: $20.00	2,520
57	Expiration: June 2012, Exercise Price: $22.50	4,275
	TELUS Corp. Call Option
3 (CAD)	Expiration: April 2012, Exercise Price: $56.00	511
2 (CAD)	Expiration: April 2012, Exercise Price: $58.00	130
1 (CAD)	Expiration: April 2012, Exercise Price: $60.00	20
3 (CAD)	Expiration: May 2012, Exercise Price: $56.00	718
4 (CAD)	Expiration: May 2012, Exercise Price: $58.00	474
2 (CAD)	Expiration: May 2012, Exercise Price: $60.00	100
	TELUS Corp. Put Option
4 (CAD)	Expiration: May 2012, Exercise Price: $56.00	217
	TNT Express N.V. Call Option
249 (EUR)	Expiration: April 2012, Exercise Price: $9.60	996
135 (EUR)	Expiration: April 2012, Exercise Price: $11.00	180
223 (EUR)	Expiration: June 2012, Exercise Price: $9.60	2,082
69 (EUR)	Expiration: June 2012, Exercise Price: $10.00	92
	TNT Express N.V. Put Option
19 (EUR)	Expiration: April 2012, Exercise Price: $9.60	798
41 (EUR)	Expiration: June 2012, Exercise Price: $9.60	2,023
	Viterra, Inc. Call Option
435 (CAD)	Expiration: April 2012, Exercise Price: $15.00	42,453
	Viterra, Inc. Put Option
435 (CAD)	Expiration: April 2012, Exercise Price: $14.00	17,416

Principal
Amount		Value
CURRENCY
	USD Call / AUD Put Call Option
$1,100,000	Expiration: August 2012, Exercise Price: $0.85	4,929

	Total Options Written (Premiums received $241,915)	$265,686

The cost basis of investments for federal income tax purposes at March 31, 2012 was as follows*:

Cost of investments - SOI	$273,100,848
Gross unrealized appreciation	10,397,627
Gross unrealized depreciation	(1,409,335)
Net unrealized appreciation	$8,988,292

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year's federal income tax information, please refer to the Notes to Financial
Statements section in the Fund's most recent semi-annual or annual report.

Litman Gregory Masters Alternative Strategies Fund

The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs)
and the Funds' own market assumptions (unobservable inputs). These inputs are used in determining the value of each Fund's investments and are summarized in the following fair value hierarchy:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Other significant observable inputs (including quoted prices for  similar securities, interest rates, foreign exchange rates, and fair value estimates for foreign securities indices).

Level 3 - Significant unobservable inputs (including the Funds' own assumptions in determining fair value of investments).

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. Treasury obligations, sovereign issues, bank loans, convertible referred securities and non-U.S. bonds are normally valued on the basis of quotes obtained from brokers and dealers or independent pricing services or sources. Independent pricing services typically use information provided by market makers or estimates ofmarket values obtained from yield data relating to investments or securities with similar characteristics. The service providers’ internal models use inputs that are observable such as, among other things, issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis are typically marked to market daily until settlement at the forward settlement date.

Mortgage and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by pricing service providers that use broker dealer quotations or valuation estimates from their internal pricingmodels. The pricing models for these securities usually consider tranche-level attributes, estimated cash flows and market-based yield spreads for each tranche, current market data and incorporates deal collateral performance, as available. Mortgage and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Over-the-counter financial derivative instruments, such as foreign currency contracts, options contracts, futures, or swaps agreements, derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of broker dealer quotations or pricing service providers at the settlement price determined by the relevant exchange. Depending on the product and the terms of the transaction, the value of the derivative contracts can be estimated by a pricing service provider using a series of techniques, including simulation pricingmodels. The pricing models use inputs that are observed from actively quotedmarkets such as issuer details, indices, spreads, interest rates, curves, dividends and exchange rates. Derivatives that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

The following table provides the fair value measurements of applicable Fund assets by level within the fair value hierarchy for each Fund as of March 31, 2012. These assets are measured on a recurring basis.

Description	Level 1 - Quoted prices in active markets for identical assets	Level 2 - Significant other observable inputs	Level 3 - Significant unobservable inputs		Total
Equity
Common Stock	$76,717,467	$-	$-		$76,717,467
Depository Receipts	$2,491,764	$-	$-		$2,491,764
Preferred Stock	$1,484,739	$-	$-		$1,484,739
Total Equity	$80,693,970	$-	$-		$80,693,970
Short-Term Investments
Government Issues	$-	$799,436	$645,769	(2)	$1,445,205
Repurchase Agreements	$-	$67,574,000	$-		$67,574,000
Total Short-Term Investments	$-	$68,373,436	$645,769		$69,019,205
Fixed Income
Asset Backed Securities	$-	$7,418,216	$1,478,638	(2)	$8,896,854
Bank Loan	$-	$3,730,789	$-		$3,730,789
Convertible Bonds	$-	$2,289,381	$-		$2,289,381
Corporate Bonds	$-	$31,890,628	$586,208	(2)	$32,476,836
Government Securities & Agency Issues	$742,740	$2,826,110	$-		$3,568,850
Mortgage Backed Securities	$-	$63,193,475	$4,525,962	(2)	$67,719,437
Total Fixed Income	$742,740	$111,348,599	$6,590,808	**	$118,682,147
Purchased Options	$260,501	$23,308	$-		$283,809
Total Investments in Securities	$81,697,211	$179,745,343	$7,236,577	**	$268,679,131
Other Financial instruments*
Forwards & Spot Contracts	$1,066	$-	$-		$1,066
Futures	$(9,084)	$-	$-		$(9,084)
Short Sales	$(13,005,144)	$(139,179)	$-		$(13,144,323)
Swaps - Total Return	$-	$19,004	$-		$19,004
Swaps - Credit Default	$-	$(50,170)	$-		$(50,170)
Written Options	$(260,757)	$(4,929)	$-		$(265,686)

*Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards, swaps contracts, and written options.  Futures, forwards, and swap contracts are valued at the unrealized appreciation (depreciation) on the  instrument while written options are valued at market value.
** Significant unobservable inputs were used in determining the value of portfolio securities for the Alternative Strategies Fund.
(1) This security was not priced by a pricing service. The Advisor valued the security based upon information provided by the company regarding a pending merger and conversion value of shares.
(2) These securities were priced by a pricing service; however, the Advisor/Sub-Advisor do not believe the prices provided by the pricing service accurately reflect the current fair value of these securities.

There are no significant transfers between Level 1 and Level 2 for all of the funds as of March 31, 2012.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value for the Alternative Strategies Fund:

Description	Balance as of December 31, 2011	Purchase	Realized Gain (Loss)	Amortization	Change in unrealized appreciation (depreciation)	Sales	Transfers into Level 3 *	Balance as of March 31, 2012
Equity
Common Stock	$463,707	$-	$26,349	$-	$(21,505)	$(468,551)	$-	$-
Total Equity	$463,707	$-	$26,349	$-	$(21,505)	$(468,551)	$-	$-
Short-Term Investments
Government Issues	$-	$654,626	$-	$475	$(9,332)	$-	$-	$645,769
Total Short-Term Investments	$-	$654,626	$-	$475	$(9,332)	$-	$-	$645,769
Fixed Income
Asset Backed Securities	$299,653	$1,200,167	$18,556	$688	$(681)	$(39,745)	$-	$1,478,638
Convertible Bonds	$337,749	$-	$718	$-	$1,099	$(339,566)	$-	$-
Corporate Bonds	$-	$588,938	$-	$-	$(2,730)	$-	$-	$586,208
Mortgage Backed Securities	$4,325,587	$13,202	$(13,899)	$8,510	$192,562	$-	$-	$4,525,962
Total Fixed Income	$4,962,989	$1,802,307	$5,375	$9,198	$190,250	$(379,311)	$-	$6,590,808
Total Investments in Securities	$5,426,696	$1,802,307	$31,724	$9,198	$168,745	$(847,862)	$-	$7,236,577

* The amount of transfers in are reflected at the securities' fair value on the date of transfer.

Litman Gregory Masters Alternative Strategies Fund

FAS 161 - Disclosures about Derivative Instruments and Hedging Activities

At March 31, 2012, the Fund had entered into "position hedge" forward currency exchange contracts that obligated the Fund to deliver and receive specified amounts of currencies at a specified future date. The contracts combined had net unrealized depreciation of ($2,025) as of March 31, 2012. The terms of the open contracts are as follows:

						Asset Derivatives	Liability Derivatives
Settlement			U.S. $ Value at		U.S. $ Value at	Unrealized	Unrealized
Date		Fund Receiving	March 31, 2012	Fund Delivering	March 31, 2012	Appreciation	Depreciation
4/10/2012	150,000	Australian Dollar	$160,608	U.S. Dollar	$155,389	$5,219	$-
4/11/2012	1,000,000	U.S. Dollar	1,035,811	Australian Dollar	1,060,250	-	(24,439)
4/11/2012	1,000,000	Australian Dollar	1,053,450	U.S. Dollar	1,035,811	17,639	-
4/26/2012	2,220,000	Australian Dollar	2,292,550	U.S. Dollar	2,295,606	-	(3,056)
6/15/2012	540,000	U.S. Dollar	555,342	Australian Dollar	557,752	-	(2,410)
6/15/2012	637,000	U.S. Dollar	655,098	Australian Dollar	659,945	-	(4,847)
6/15/2012	21,000	U.S. Dollar	21,597	Australian Dollar	21,879	-	(282)
6/15/2012	10,000	U.S. Dollar	10,284	Australian Dollar	10,270	14	-
6/15/2012	2,863,200	Australian Dollar	2,975,781	U.S. Dollar	2,944,547	31,234	-
6/15/2012	30,000	Australian Dollar	31,313	U.S. Dollar	30,852	461	-
6/15/2012	8,000	Australian Dollar	8,273	U.S. Dollar	8,227	46	-
6/15/2012	30,000	Australian Dollar	31,175	U.S. Dollar	30,852	323	-
4/23/2012	145,000	U.S. Dollar	79,239	Brazilian Real	79,714	-	(475)
4/23/2012	250,000	Brazilian Real	136,979	U.S. Dollar	136,620	359	-
4/2/2012	607	Canadian Dollar	607	U.S. Dollar	607	-	-
4/3/2012	571	Canadian Dollar	571	U.S. Dollar	571	-	-
6/15/2012	1,131,000	U.S. Dollar	1,130,348	Canadian Dollar	1,130,274	74	-
6/15/2012	35,000	U.S. Dollar	34,980	Canadian Dollar	35,163	-	(183)
6/15/2012	36,000	U.S. Dollar	35,979	Canadian Dollar	35,954	25	-
6/15/2012	680,000	Canadian Dollar	683,383	U.S. Dollar	679,608	3,775	-
6/15/2012	3,722,000	Canadian Dollar	3,737,830	U.S. Dollar	3,719,855	17,975	-
6/15/2012	1,300,000	Canadian Dollar	1,308,775	U.S. Dollar	1,299,251	9,524	-
6/15/2012	550,000	Canadian Dollar	555,971	U.S. Dollar	549,683	6,288	-
6/15/2012	70,000	Canadian Dollar	70,468	U.S. Dollar	69,960	508	-
6/15/2012	1,280,000	Canadian Dollar	1,286,426	U.S. Dollar	1,279,263	7,163	-
6/15/2012	12,000	Canadian Dollar	11,999	U.S. Dollar	11,993	6	-
6/15/2012	60,000	Canadian Dollar	60,000	U.S. Dollar	59,965	35	-
5/2/2012	1,050,000,000	Colombian Peso	585,774	U.S. Dollar	583,314	2,460	-
6/27/2012	405,000,000	Colombian Peso	227,164	U.S. Dollar	223,809	3,355	-
4/2/2012	207,000	U.S. Dollar	276,024	Euro Currency	274,585	1,439	-
4/2/2012	125,000	Euro Currency	167,144	U.S. Dollar	166,681	463	-
4/2/2012	82,000	Euro Currency	109,132	U.S. Dollar	109,343	-	(211)
4/5/2012	380,000	Euro Currency	505,813	U.S. Dollar	506,716	-	(903)
4/12/2012	170,000	Euro Currency	222,982	U.S. Dollar	226,696	-	(3,714)
4/13/2012	90,000	Euro Currency	118,274	U.S. Dollar	120,016	-	(1,742)
4/16/2012	360,000	Euro Currency	476,539	U.S. Dollar	480,070	-	(3,531)
4/24/2012	181,000	Euro Currency	234,170	U.S. Dollar	241,377	-	(7,207)
4/27/2012	105,000	Euro Currency	139,398	U.S. Dollar	140,027	-	(629)
4/30/2012	300,000	Euro Currency	400,095	U.S. Dollar	400,084	11	-
5/2/2012	207,000	Euro Currency	274,614	U.S. Dollar	276,060	-	(1,446)
6/15/2012	6,000	U.S. Dollar	8,004	Euro Currency	7,917	87	-
6/15/2012	200,000	Euro Currency	263,179	U.S. Dollar	266,793	-	(3,614)
6/15/2012	744,000	Euro Currency	977,115	U.S. Dollar	992,469	-	(15,354)
6/15/2012	195,000	Euro Currency	255,710	U.S. Dollar	260,123	-	(4,413)
6/15/2012	16,000	Euro Currency	20,962	U.S. Dollar	21,343	-	(381)
6/15/2012	65,000	Euro Currency	86,086	U.S. Dollar	86,708	-	(622)
6/15/2012	355,000	Euro Currency	469,676	U.S. Dollar	473,557	-	(3,881)
6/15/2012	12,000	Euro Currency	15,946	U.S. Dollar	16,008	-	(62)
6/15/2012	10,481,000	Hong Kong Dollar	1,351,329	U.S. Dollar	1,350,325	1,004	-
6/15/2012	314,000	Hong Kong Dollar	40,471	U.S. Dollar	40,454	17	-
6/15/2012	17,300,000	U.S. Dollar	210,052	Japanese Yen	210,463	-	(411)
6/15/2012	550,000	U.S. Dollar	6,678	Japanese Yen	6,605	73	-
6/15/2012	200,000	U.S. Dollar	2,428	Japanese Yen	2,399	29	-
6/15/2012	120,000	U.S. Dollar	1,457	Japanese Yen	1,435	22	-
6/15/2012	917,000	U.S. Dollar	11,134	Japanese Yen	11,079	55	-
6/15/2012	330,000	U.S. Dollar	4,007	Japanese Yen	3,971	36	-
6/15/2012	1,230,000	U.S. Dollar	14,934	Japanese Yen	14,862	72	-
6/15/2012	141,980,000	Japanese Yen	1,727,860	U.S. Dollar	1,723,879	3,981	-
6/15/2012	650,000	Japanese Yen	7,867	U.S. Dollar	7,892	-	(25)
6/15/2012	1,214,000	Japanese Yen	14,741	U.S. Dollar	14,740	1	-
6/15/2012	1,283,000	Japanese Yen	15,578	U.S. Dollar	15,578	-	-
6/15/2012	1,500,000	Japanese Yen	18,144	U.S. Dollar	18,213	-	(69)
6/15/2012	1,740,000	U.S. Dollar	565,240	Malaysian Ringgit	565,486	-	(246)
6/15/2012	4,604,000	Malaysian Ringgit	1,511,739	U.S. Dollar	1,495,612	16,127	-
4/9/2012	4,100,000	U.S. Dollar	319,815	Mexican Peso	319,980	-	(165)
4/9/2012	4,100,000	Mexican Peso	318,687	U.S. Dollar	319,815	-	(1,128)
6/15/2012	1,130,000	U.S. Dollar	197,599	Norwegian Krone	197,915	-	(316)
6/15/2012	675,000	U.S. Dollar	118,035	Norwegian Krone	117,087	948	-
6/15/2012	2,532,000	Norwegian Krone	442,484	U.S. Dollar	442,762	-	(278)
5/2/2012	465,000	Pound Sterling	740,117	U.S. Dollar	743,210	-	(3,093)
6/6/2012	195,000	Pound Sterling	310,755	U.S. Dollar	311,593	-	(838)
6/15/2012	17,000	U.S. Dollar	27,163	Pound Sterling	26,564	599	-
6/15/2012	3,000	U.S. Dollar	4,793	Pound Sterling	4,767	26	-
6/15/2012	11,000	U.S. Dollar	17,576	Pound Sterling	17,429	147	-
6/15/2012	9,000	U.S. Dollar	14,380	Pound Sterling	14,224	156	-
6/15/2012	524,000	Pound Sterling	817,230	U.S. Dollar	837,255	-	(20,025)
6/15/2012	30,000	Pound Sterling	46,986	U.S. Dollar	47,934	-	(948)
6/15/2012	5,000	Pound Sterling	7,965	U.S. Dollar	7,989	-	(24)
6/15/2012	6,000	Pound Sterling	9,572	U.S. Dollar	9,587	-	(15)
5/9/2012	100,000	Swiss Franc	108,849	U.S. Dollar	110,830	-	(1,981)
3/15/2012	514,000	Swiss Franc	560,041	U.S. Dollar	569,937	-	(9,896)
3/15/2012	476,000	Swiss Franc	516,860	U.S. Dollar	527,802	-	(10,942)

			$33,881,204		$33,883,230	$131,776	$(133,802)

Item 2. Controls and Procedures.

(a)
The registrant’s President and Treasurer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Litman Gregory Funds Trust

By (Signature and Title)	/s/	Kenneth E. Gregory
Kenneth E. Gregory, President and Principal Executive Officer

Date	05/22/2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/	Kenneth E. Gregory
Kenneth E. Gregory, President and Principal Executive Officer

Date	05/22/2012

By (Signature and Title)	/s/	John Coughlan
John Coughlan, Treasurer and Principal Financial Officer

Date	05/22/2012